United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/19

Date of Reporting Period: Six months ended 04/30/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2019
Share Class | Ticker	A | KAUAX	B | KAUBX	C | KAUCX
	R | KAUFX	Institutional | KAUIX

Federated Kaufmann Fund
Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Equity Funds
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Kaufmann Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2018 through April 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At April 30, 2019, the Fund's sector composition1 was follows:
Sector Composition	Percentage of Total Net Assets
Health Care	30.3%
Information Technology	21.2%
Industrials	8.8%
Consumer Discretionary	7.0%
Materials	4.0%
Financials	3.9%
Real Estate	2.9%
Energy	0.7%
Communication Services	0.6%
Securities Lending Collateral[2]	10.7%
Cash Equivalents[3]	20.6%
Other Assets and Liabilities—Net[4]	(10.7)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—79.3%
		Communication Services—0.6%
946,021	[1]	JC Decaux SA	$31,007,608
90,000	[2]	Spotify Technology SA	12,219,300
		TOTAL	43,226,908
		Consumer Discretionary—7.0%
126,800	[2]	Alibaba Group Holding Ltd., ADR	23,530,276
27,225	[2]	Amazon.com, Inc.	52,449,507
500,000	[1,2]	Canada Goose Holdings, Inc.	26,695,000
50,000	[1,2]	Etsy, Inc.	3,377,000
891,200	[1,2]	Floor & Decor Holdings, Inc.	42,795,424
500,000	[1,2]	GreenTree Hospitality Group Ltd., ADR	7,760,000
540,000	[1,2]	GrubHub, Inc.	36,066,600
340,500		Hilton Worldwide Holdings, Inc.	29,620,095
96,900		Home Depot, Inc.	19,738,530
619,000		Las Vegas Sands Corp.	41,503,950
752,036	[2]	Levi Strauss & Co.	16,853,127
958,000		Moncler S.p.A	39,300,822
28,681,566		NagaCorp Ltd.	36,779,545
50,000	[2]	Planet Fitness, Inc.	3,785,000
100,000	[2]	Takeaway.com Holding BV	8,623,237
156,400		Vail Resorts, Inc.	35,792,140
508,000	[1]	Wingstop, Inc.	38,237,160
		TOTAL	462,907,413
		Energy—0.7%
916,800	[1,2]	New Fortress Energy LLC	11,515,008
201,500		Pioneer Natural Resources, Inc.	33,541,690
		TOTAL	45,056,698
		Financials—3.9%
340,600	[2]	ARYA Sciences Acquisition Corp.	3,574,597
225,000	[1]	Ares Management Corp	5,501,250
165,000		BlackRock, Inc.	80,064,600
1	[2,3,4]	FA Private Equity Fund IV LP	397,493
4,500,000		FinecoBank Banca Fineco SPA	59,417,622
670,000	[1,2]	Focus Financial Partners, Inc.	25,125,000
715,000	[1]	Hamilton Lane, Inc.	34,934,900
1	[2,3,4]	Infrastructure Fund	0
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
1,300,000		Mediobanca Spa	$13,776,782
1,535,540	[2]	Qudian Inc., ADR	10,810,201
71,747	[2]	Tradeweb Markets, Inc.	2,887,817
1,460,800		Two Harbors Investment Co.	20,246,688
		TOTAL	256,736,950
		Health Care—30.2%
485,000		Abbott Laboratories	38,586,600
200,000		Agilent Technologies, Inc.	15,700,000
446,634	[2]	Albireo Pharma, Inc.	15,373,142
585,000	[2,4]	Alector, Inc.	9,812,647
605,405	[1,2]	Alector, Inc.	12,023,343
87,600	[2]	Align Technology, Inc.	28,441,968
1,000,000	[1,2]	Amarin Corporation PLC., ADR	18,700,000
850,000	[1,2]	Amphastar Pharmaceuticals, Inc.	18,351,500
350,000	[1,2]	AnaptysBio, Inc.	25,452,000
1	[3,4]	Apollo Investment Fund V	99,301
1,793,314	[2]	Argenx SE	229,975,694
631,406	[1,2]	Atara Biotherapeutics, Inc.	21,215,242
16,305	[2]	BioNano Genomics, Inc.	67,177
860,000	[2]	Boston Scientific Corp.	31,923,200
605,000	[1,2]	CRISPR Therapeutics AG	24,314,950
2,351,482	[1,2]	Calithera Biosciences, Inc.	14,485,129
1,645,000	[1,2]	Catabasis Pharmaceuticals, Inc.	12,353,950
10,000,000	[2]	Corcept Therapeutics, Inc.	123,800,000
415,000		Danaher Corp.	54,962,600
353,646	[2]	Dexcom, Inc.	42,815,921
2,300,000	[2]	Dynavax Technologies Corp.	15,295,000
270,000	[1,2]	Editas Medicine, Inc.	6,682,500
92,500	[2]	Edwards Lifesciences Corp.	16,286,475
304,462	[1,2]	GW Pharmaceuticals PLC, ADR	51,548,461
510,000	[2]	Galapagos NV	58,652,241
876,640	[1,2]	Galapagos NV, ADR	100,813,600
277,451	[2]	Genmab A/S	46,044,110
570,000	[1,2]	Glaukos Corp.	41,114,100
468,750	[1,2]	Gossamer Bio, Inc.	7,950,000
100,000	[2]	IDEXX Laboratories, Inc.	23,200,000
246,771	[2]	Illumina, Inc.	76,992,552
418,000	[1,2]	Insulet Corp.	36,052,500
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
500,000	[1,2]	Intersect ENT, Inc.	$16,245,000
67,653	[2]	iRhythm Technologies, Inc.	5,162,601
1	[2,3,4]	Latin Healthcare Fund	343,712
6,075,000	[2]	Minerva Neurosciences, Inc.	44,772,750
195,000	[2]	PRA Health Sciences, Inc.	18,879,900
150,000	[1,2]	Penumbra, Inc.	20,175,000
750,000	[1,2]	Puma Biotechnology, Inc.	24,090,000
550,000	[1,2]	Repligen Corp.	37,059,000
625,000	[1,2]	Rhythm Pharmaceuticals, Inc.	15,800,000
5,585,000	[1,2]	Scynexis, Inc.	8,712,600
959,018	[2,4]	Soteira, Inc.	0
962,935	[2]	Spark Therapeutics, Inc.	102,735,535
158,200		Stryker Corp.	29,885,562
1,197,000	[2]	Tandem Diabetes Care, Inc.	73,507,770
194,272	[1,2]	Teladoc, Inc.	11,050,192
300,000	[2]	Twist Bioscience Corp.	7,098,000
1,257,934	[1,2]	Ultragenyx Pharmaceutical, Inc.	83,023,644
916,948	[1,2]	UniQure N.V.	51,523,308
1,492,300	[2]	Veeva Systems, Inc.	208,728,001
147,268	[1,2]	Vericel Corp	2,502,083
751,395	[1,2]	Zogenix, Inc.	29,296,891
		TOTAL	2,009,677,452
		Industrials—8.8%
1,360,000		Air Lease Corp.	52,441,600
2,089,144	[1,2]	Azul S.A., ADR	54,234,178
160,000	[2]	CoStar Group, Inc.	79,400,000
269,393		Fortive Corp.	23,259,392
2,115,544	[1]	GrafTech International Ltd.	24,222,979
825,000	[1]	Heico Corp.	87,062,250
625,000	[1,2]	IHS Markit Ltd.	35,787,500
150,000	[1,2]	Lyft, Inc.	8,970,000
643,300	[2]	Mercury Systems, Inc.	46,973,766
300,000	[1]	Roper Technologies, Inc.	107,910,000
600,000	[2]	Upwork, Inc.	11,994,000
385,000		Verisk Analytics, Inc.	54,338,900
		TOTAL	586,594,565
		Information Technology—21.2%
70,000	[1,2]	2U, Inc.	4,235,000
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
57,800	[2]	Adobe, Inc.	$16,718,650
2,280,000	[1,2]	Advanced Micro Devices, Inc.	62,996,400
237,000	[2]	Ansys, Inc.	46,404,600
175,000		Broadcom, Inc.	55,720,000
730,000	[1,2]	Coupa Software, Inc.	75,430,900
74,300	[2]	DocuSign, Inc.	4,210,581
362,000	[2]	Dropbox, Inc.	8,825,560
50,000	[1,2]	Everbridge, Inc.	3,694,500
7,865,895	[2]	Evry AS	29,251,240
1,059,322	[2,3,4]	Expand Networks Ltd.	0
2,000,000	[1,2]	GDS Holdings Ltd., ADR	78,260,000
887,500	[2]	GoDaddy, Inc.	72,331,250
133,000	[1,2]	Guidewire Software, Inc.	14,164,500
1,415,000	[1]	Marvell Technology Group Ltd.	35,403,300
1,947,128	[2]	Nexi SpA	17,554,187
100,000	[2]	Okta, Inc.	10,403,000
2,150,000	[1,2]	PagSeguro Digital Ltd.	56,029,000
592,600	[1,2]	Q2 Holdings, Inc.	44,693,892
1,185,000	[2]	Radware Ltd.	30,916,650
661,500	[2]	Rapid7, Inc.	35,945,910
650,000	[2]	RealPage, Inc.	42,386,500
128,000	[2]	Salesforce.com, Inc.	21,164,800
3,751	[2,3,4]	Sensable Technologies, Inc.	0
640,000	[2]	ServiceNow, Inc.	173,766,400
300,000	[1,2]	Shopify, Inc.	73,059,000
930,000	[2]	Splunk, Inc.	128,377,200
260,000	[2]	Tyler Technologies, Inc.	60,296,600
645,000	[1,2]	Workday, Inc.	132,631,350
480,000	[2]	Worldpay, Inc.	56,260,800
38,900	[1,2]	Zoom Video Communications, Inc.	2,819,083
640,000	[1,2]	Zuora, Inc.	14,144,000
		TOTAL	1,408,094,853
		Materials—4.0%
765,000	[1,3]	Agnico Eagle Mines Ltd.	31,678,650
1,800,000	[2]	B2Gold Corp.	4,890,647
1,500,000	[1]	Barrick Gold Corp.	19,080,000
425,000	[2]	Endeavour Financial Corp.	6,033,813
295,000	[1,2]	Ingevity Corp.	33,927,950
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
1,575,000	[2]	Kinross Gold Corp.	$5,008,500
180,000		Kirkland Lake Gold Ltd.	5,817,600
346,000		Newcrest Mining Ltd.	6,101,344
737,999	[1]	Newmont Goldcorp Corp	22,922,249
1,500,000		OceanaGold Corp.	4,209,898
600,000	[1]	Osisko Gold Royalties Ltd.	6,780,000
800,000	[1,2]	Pretium Resources, Inc.	6,088,000
151,900		Sherwin-Williams Co.	69,088,677
186,400	[1]	Vulcan Materials Co.	23,506,904
240,000	[1]	Westlake Chemical Corp.	16,740,000
2,150,000	[1]	Yamana Gold, Inc.	4,708,500
		TOTAL	266,582,732
		Real Estate—2.9%
425,000		Americold Realty Trust	13,604,250
300,000	[2]	CBRE Group, Inc.	15,621,000
332,700		Crown Castle International Corp.	41,847,006
1,224,723		JBG Smith Properties	52,111,964
280,000		Lamar Advertising Co.	23,147,600
560,000		MGM Growth Properties LLC	18,065,600
386,100		Ryman Hospitality Properties	30,733,560
		TOTAL	195,130,980
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,668,764,625)	5,274,008,551
		PREFERRED STOCK—0.0%
		Information Technology—0.0%
679,348	[2,3,4]	Multiplex, Inc., Pfd., Series C (IDENTIFIED COST $5,000,001)	0
		WARRANTS—0.1%
		Health Care—0.1%
421,550	[2]	Catabasis Pharmaceuticals, Inc., Warrants, 2/08/2024	2,086,672
801,900	[2]	Catabasis Pharmaceuticals, Inc., Warrants, 6/22/2022	2,934,553
1,735,000	[2]	ContraFect Corp., Warrants, 7/27/2021	197,270
3,445,000	[2]	ContraFect Corp., Warrants, 7/20/2022	417,534
1,017,000	[2]	Scynexis, Inc., Warrants, 3/8/2023	790,107
848,250	[2]	Scynexis, Inc., Warrants, 4/6/2021	329,715
		TOTAL WARRANTS (IDENTIFIED COST $51,800)	6,755,851
		INVESTMENT COMPANIES—31.3%
150,122,568		Federated Government Obligations Fund, Premier Shares, 2.35%[5]	150,122,568
Semi-Annual Shareholder Report

Shares		Value
	INVESTMENT COMPANIES—continued
1,930,721,094	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.52%[5]	$1,931,186,515
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,081,026,889)	2,081,309,083
	TOTAL INVESTMENT IN SECURITIES—110.7% (IDENTIFIED COST $4,754,843,315)[6]	7,362,073,485
	OTHER ASSETS AND LIABILITIES - NET—(10.7)%[7]	(713,200,221)
	TOTAL NET ASSETS—100%	$6,648,873,264
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2019, were as follows:
	Balance of Shares Held 10/31/2018	Purchases/ Additions*	Sales/ Reductions*
Financials:
Hamilton Lane, Inc.**	865,685	—	(150,685)
Health Care:
Albireo Pharma, Inc	439,610	7,024	—
Argenx SE	1,793,314	—	—
ARYA Sciences Acquisition Corp.	340,600	—	—
Calithera Biosciences, Inc.	2,349,072	2,410	—
Catabasis Pharmaceuticals, Inc.***	8,019,000	843,100	(7,217,100)
ContraFect Corp., Warrants 7/27/2021**	1,735,000	—	—
ContraFect Corp., Warrants 7/20/2022**	3,445,000	—	—
Corcept Therapeutics, Inc.	12,000,000	—	(2,000,000)
Dynavax Technologies Corp.	1,049,081	1,250,919	—
Minerva Neurosciences, Inc.	6,075,000	—	—
New Fortress Energy LLC	—	916,800	—
SCYNEXIS, Inc.,	5,585,000	—	—
SCYNEXIS, Warrants, 4/6/2021	848,250	—	—
SCYNEXIS, Warrants, 3/8/2023	1,017,000	—	—
Soteira, Inc.	959,018	—	—
Uniqure N.V.**	1,200,000	116,948	(400,000)
Affiliated Issuers no longer in the portfolio at period end	12,859,616	—	(12,859,616)
TOTAL OF AFFILIATED TRANSACTIONS	60,580,246	3,137,201	(22,627,401)
Semi-Annual Shareholder Report

Balance of Shares Held 4/30/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)*	Dividend Income*

715,000	$34,934,900	$4,594,940	$3,543,465	$367,916

446,634	$15,373,142	$3,397,200	$—	$—
1,793,314	$229,975,694	$86,852,451	$—	$—
340,600	$3,574,597	$66,417	$—	$—
2,351,482	$14,485,129	$3,385,846	$—	$—
1,645,000	$12,353,950	$2,982,233	$—	$—
1,735,000	$197,270	$(1,149,437)	$—	$—
3,445,000	$417,534	$(1,759,017)	$—	$—
10,000,000	$123,800,000	$4,250,015	$6,529,435	$—
2,300,000	$15,295,000	$(7,079,320)	$—	$—
6,075,000	$44,772,750	$(21,870,000)	$—	$—
916,800	$11,515,008	$(1,319,242)	$—	$—
5,585,000	$8,712,600	$3,127,600	$—	$—
848,250	$329,715	$202,986	$—	$—
1,017,000	$790,107	$413,207	$—	$—
959,018	$0	$—	$—	$—
916,948	$51,523,308	$4,152,320	$5,645,584	$—
—	$—	$(38,716,858)	$43,767,518	$—
41,090,046	$568,050,704	$41,531,341	$59,486,002	$367,916
*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At April 30, 2019, the Fund no longer has ownership of at least 5% voting shares.
***	A 1:10 reverse stock split occurred for this issue on December 31, 2018.
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	103,275,656	1,708,079,602	1,811,355,258
Purchases/Additions	758,723,460	1,648,491,334	2,407,214,794
Sales/Reductions	(711,876,548)	(1,425,849,842)	(2,137,726,390)
Balance of Shares Held 4/30/2019	150,122,568	1,930,721,094	2,080,843,662
Value	$150,122,568	$1,931,186,515	$2,081,309,083
Change in Unrealized Appreciation/Depreciation	N/A	$195,363	$195,363
Net Realized Gain/(Loss)	N/A	$(63,671)	$(63,671)
Dividend Income	$1,370,846	$22,032,850	$23,403,696
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Non-income-producing security.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2019, these restricted securities amounted to $32,519,156, which represented 0.5% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees").
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of the balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,897,396,035	$—	$10,653,153	$3,908,049,188
International	807,029,118	558,930,245	—	1,365,959,363
Preferred Stocks
Domestic	—	—	0	0
Debt Securities:
Warrants	—	6,755,851	—	6,755,851
Investment Companies	2,081,309,083	—	—	2,081,309,083
TOTAL SECURITIES	$6,785,734,236	$565,686,096	$10,653,153	$7,362,073,485
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
SA	—Support Agreement
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$6.03	$6.06	$5.27	$6.02	$6.60	$6.59
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.06)[1]	(0.06)[1]	(0.05)[1]	(0.08)[1]	(0.09)[1]
Net realized and unrealized gain (loss)	0.96	0.69	1.37	0.16	0.46	0.98
TOTAL FROM INVESTMENT OPERATIONS	0.94	0.63	1.31	0.11	0.38	0.89
Less Distributions:
Distributions from net realized gain	(0.80)	(0.66)	(0.52)	(0.86)	(0.96)	(0.88)
Net Asset Value, End of Period	$6.17	$6.03	$6.06	$5.27	$6.02	$6.60
Total Return[2]	17.61%	11.64%	26.97%	1.77%	6.29%	14.54%
Ratios to Average Net Assets:
Net expenses	1.95%[3]	1.95%	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]
Net investment loss	(0.75)%[3]	(1.02)%	(1.13)%	(1.00)%	(1.22)%	(1.27)%
Expense waiver/reimbursement[5]	0.03%[3]	0.03%	0.04%	0.06%	0.05%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,670,432	$1,491,496	$1,324,155	$1,364,222	$1,582,916	$1,550,663
Portfolio turnover	15%	33%	47%	55%	51%	52%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95% and 1.95% for the years ended October 31, 2017, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$4.99	$5.15	$4.58	$5.36	$6.00	$6.10
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.08)[1]	(0.08)[1]	(0.07)[1]	(0.10)[1]	(0.11)[1]
Net realized and unrealized gain (loss)	0.77	0.58	1.17	0.15	0.42	0.89
TOTAL FROM INVESTMENT OPERATIONS	0.74	0.50	1.09	0.08	0.32	0.78
Less Distributions:
Distributions from net realized gain	(0.80)	(0.66)	(0.52)	(0.86)	(0.96)	(0.88)
Net Asset Value, End of Period	$4.93	$4.99	$5.15	$4.58	$5.36	$6.00
Total Return[2]	17.22%	11.11%	26.16%	1.34%	5.83%	13.83%
Ratios to Average Net Assets:
Net expenses	2.46%[3]	2.46%	2.47%[4]	2.48%[4]	2.48%[4]	2.50%[4]
Net investment income (loss)	(1.26)%[3]	(1.54)%	(1.65)%	(1.52)%	(1.74)%	(1.81)%
Expense waiver/reimbursement[5]	0.03%[3]	0.03%	0.03%	0.03%	0.03%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,577	$50,468	$65,410	$72,634	$99,777	$123,679
Portfolio turnover	15%	33%	47%	55%	51%	52%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.47%, 2.48%, 2.48% and 2.50% for the years ended October 31, 2017, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$4.99	$5.14	$4.57	$5.36	$6.00	$6.10
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.08)[1]	(0.08)[1]	(0.07)[1]	(0.10)[1]	(0.11)[1]
Net realized and unrealized gain (loss)	0.76	0.59	1.17	0.14	0.42	0.89
TOTAL FROM INVESTMENT OPERATIONS	0.73	0.51	1.09	0.07	0.32	0.78
Less Distributions:
Distributions from net realized gain	(0.80)	(0.66)	(0.52)	(0.86)	(0.96)	(0.88)
Net Asset Value, End of Period	$4.92	$4.99	$5.14	$4.57	$5.36	$6.00
Total Return[2]	17.02%	11.36%	26.22%	1.15%	5.86%	13.83%
Ratios to Average Net Assets:
Net expenses	2.46%[3]	2.46%	2.47%[4]	2.48%[4]	2.48%[4]	2.50%[4]
Net investment income (loss)	(1.26)%[3]	(1.56)%	(1.65)%	(1.52)%	(1.75)%	(1.81)%
Expense waiver/reimbursement[5]	0.03%[3]	0.03%	0.03%	0.03%	0.03%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$149,343	$144,284	$306,011	$343,129	$418,926	$427,755
Portfolio turnover	15%	33%	47%	55%	51%	52%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.47%, 2.48%, 2.48% and 2.50% for the years ended October 31, 2017, 2016, 2015 and 2014, respectively, after taking into account these expense reductions
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$6.04	$6.07	$5.28	$6.03	$6.61	$6.60
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.06)[1]	(0.06)[1]	(0.05)[1]	(0.08)[1]	(0.08)[1]
Net realized and unrealized gain (loss)	0.96	0.69	1.37	0.16	0.46	0.97
TOTAL FROM INVESTMENT OPERATIONS	0.94	0.63	1.31	0.11	0.38	0.89
Less Distributions:
Distributions from net realized gain	(0.80)	(0.66)	(0.52)	(0.86)	(0.96)	(0.88)
Net Asset Value, End of Period	$6.18	$6.04	$6.07	$5.28	$6.03	$6.61
Total Return[2]	17.58%	11.62%	26.92%	1.76%	6.28%	14.52%
Ratios to Average Net Assets:
Net expenses	1.95%[3]	1.95%	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]
Net investment income (loss)	(0.75)%[3]	(1.03)%	(1.14)%	(1.00)%	(1.22)%	(1.27)%
Expense waiver/reimbursement[5]	0.27%[3]	0.27%	0.28%	0.29%	0.29%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,375,677	$3,877,851	$3,704,278	$3,206,317	$3,452,182	$3,497,459
Portfolio turnover	15%	33%	47%	55%	51%	52%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95% and 1.95% for the years ended October 31, 2017, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018	Period Ended 10/31/2017[1]
Net Asset Value, Beginning of Period	$6.11	$6.10	$4.94
Income From Investment Operations:
Net investment income (loss)	(0.01)[2]	(0.03)[2]	(0.03)[2]
Net realized and unrealized gain (loss)	0.97	0.70	1.19
TOTAL FROM INVESTMENT OPERATIONS	0.96	0.67	1.16
Less Distributions:
Distributions from net realized gain	(0.80)	(0.66)	—
Net Asset Value, End of Period	$6.27	$6.11	$6.10
Total Return[3]	17.73%	12.29%	23.48%
Ratios to Average Net Assets:
Net expenses	1.46%[4]	1.46%	1.47%[4,5]
Net investment income (loss)	(0.25)%[4]	(0.52)%	(0.67)%[4]
Expense waiver/reimbursement[6]	0.03%[4]	0.03%	0.03%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$404,843	$325,596	$198,762
Portfolio turnover	15%	33%	47%[7]
1	Reflects operations for the period from December 29, 2016 (date of initial investment) to October 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.47% for the period from December 29, 2016 (date of initial investment) to October 31, 2017, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from November 1, 2016 to October 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $691,104,598 of securities loaned, including $2,081,309,083 of investment in affiliated holdings and including $480,977,692 of investments in affiliated companies (identified cost $4,754,843,315)		$7,362,073,485
Cash denominated in foreign currencies (identified cost $1,200,982)		1,203,932
Income receivable		1,473,670
Income receivable from affiliated holdings		5,706,935
Receivable for investments sold		8,086,623
Receivable for shares sold		1,792,086
TOTAL ASSETS		7,380,336,731
Liabilities:
Payable for investments purchased	$11,191,944
Payable for shares redeemed	3,956,502
Payable for collateral due to broker for securities lending	710,665,266
Payable for investment adviser fee (Note 5)	232,227
Payable for administrative fees (Note 5)	14,480
Payable for distribution services fee (Note 5)	1,425,004
Payable for other service fees (Notes 2 and 5)	3,012,416
Accrued expenses (Note 5)	965,628
TOTAL LIABILITIES		731,463,467
Net assets for 1,083,613,972 shares outstanding		$6,648,873,264
Net Assets Consist of:
Paid-in capital		$3,871,620,652
Total distributable earnings (loss)		2,777,252,612
TOTAL NET ASSETS		$6,648,873,264
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,670,432,158 ÷ 270,910,151 shares outstanding), no par value, unlimited shares authorized	$6.17
Offering price per share (100/94.50 of $6.17)	$6.53
Redemption proceeds per share	$6.17
Class B Shares:
Net asset value per share ($48,577,433 ÷ 9,845,128 shares outstanding), no par value, unlimited shares authorized	$4.93
Offering price per share	$4.93
Redemption proceeds per share (94.50/100 of $4.93)	$4.66
Class C Shares:
Net asset value per share ($149,343,279 ÷ 30,336,625 shares outstanding), no par value, unlimited shares authorized	$4.92
Offering price per share	$4.92
Redemption proceeds per share (99.00/100 of $4.92)	$4.87
Class R Shares:
Net asset value per share ($4,375,677,213 ÷ 707,967,729 shares outstanding), no par value, unlimited shares authorized	$6.18
Offering price per share	$6.18
Redemption proceeds per share	$6.18
Institutional Shares:
Net asset value per share ($404,843,181 ÷ 64,554,339 shares outstanding), no par value, unlimited shares authorized	$6.27
Offering price per share	$6.27
Redemption proceeds per share	$6.27
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Dividends (including $16,300,953 received from affiliated companies and holdings* and net of foreign taxes withheld of $932,446)			$35,681,701
Net income on securities loaned (includes $7,470,659 received from affiliated holdings related to cash collateral balances*)			794,210
TOTAL INCOME			36,475,911
Expenses:
Investment adviser fee (Note 5)		$39,334,265
Administrative fee (Note 5)		2,413,939
Custodian fees		172,330
Transfer agent fee		2,393,056
Directors'/Trustees' fees (Note 5)		22,172
Auditing fees		22,513
Legal fees		5,658
Portfolio accounting fees		105,367
Distribution services fee (Note 5)		12,579,182
Other service fees (Notes 2 and 5)		7,101,668
Share registration costs		63,872
Printing and postage		94,831
Miscellaneous (Note 5)		32,602
TOTAL EXPENSES		64,341,455
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(765,055)
Waiver of other operating expenses (Note 5)	(4,837,750)
TOTAL WAIVERS AND REIMBURSEMENT		(5,602,805)
Net expenses			58,738,650
Net investment income (loss)			(22,262,739)
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $59,422,331 on sales of investments in affiliated companies and holdings*)	$266,282,458
Net realized gain on foreign currency transactions	72,512
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $41,726,704 on investments in affiliated companies and holdings*)	755,571,847
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(22,806)
Net realized and unrealized gain on investments and foreign currency transactions	1,021,904,011
Change in net assets resulting from operations	$999,641,272
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(22,262,739)	$(63,777,372)
Net realized gain	266,354,970	831,336,391
Net change in unrealized appreciation/depreciation	755,549,041	(116,511,693)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	999,641,272	651,047,326
Distributions to Shareholders:
Class A Shares	(196,156,111)	(142,517,623)
Class B Shares	(7,786,018)	(8,041,679)
Class C Shares	(22,431,238)	(38,639,046)
Class R Shares	(509,207,022)	(399,626,973)
Institutional Shares	(42,821,708)	(21,433,572)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(778,402,097)	(610,258,893)
Share Transactions:
Proceeds from sale of shares	276,161,226	583,636,412
Net asset value of shares issued to shareholders in payment of distributions declared	687,001,939	571,902,658
Cost of shares redeemed	(425,223,451)	(905,249,274)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	537,939,714	250,289,796
Change in net assets	759,178,889	291,078,229
Net Assets:
Beginning of period	5,889,694,375	5,598,616,146
End of period	$6,648,873,264	$5,889,694,375
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
On March 30, 2017, the Fund's T Share Class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Class B Shares are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar
Semi-Annual Shareholder Report

securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value
Semi-Annual Shareholder Report

will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $5,602,805 is disclosed in Note 5. For the six months ended April 30, 2019, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$669,213
Class B Shares	21,102
Class C Shares	61,773
Class R Shares	1,487,347
Institutional Shares	153,621
TOTAL	$2,393,056
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,903,629
Class B Shares	59,924
Class C Shares	175,756
Class R Shares	4,962,359
TOTAL	$7,101,668
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At April 30, 2019, the Fund had no outstanding futures contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Semi-Annual Shareholder Report

At April 30, 2019, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Semi-Annual Shareholder Report

As of April 30, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$691,104,598	$710,665,266
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at April 30, 2019, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$99,301
AgnicoEagle Mines Ltd.	12/26/2018	$31,366,852	$31,678,650
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$397,493
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$343,712
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	14,541,014	$82,316,435	46,465,461	$295,885,204
Shares issued to shareholders in payment of distributions declared	34,373,135	183,552,543	24,484,553	132,216,584
Shares redeemed	(25,266,814)	(141,945,843)	(42,317,174)	(262,640,110)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	23,647,335	$123,923,135	28,632,840	$165,461,678

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	201,607	$912,508	286,858	$2,085,863
Shares issued to shareholders in payment of distributions declared	1,766,424	7,560,294	1,739,879	7,812,058
Shares redeemed	(2,226,692)	(10,232,884)	(4,628,452)	(23,707,477)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(258,661)	$(1,760,082)	(2,601,715)	$(13,809,556)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,982,252	$17,815,627	6,439,886	$33,513,903
Shares issued to shareholders in payment of distributions declared	4,897,396	20,911,881	8,283,090	37,108,241
Shares redeemed	(7,484,732)	(33,728,667)	(45,296,125)	(239,748,093)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,394,916	$4,998,841	(30,573,149)	$(169,125,949)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	15,225,093	$84,203,323	13,055,958	$81,089,481
Shares issued to shareholders in payment of distributions declared	81,735,229	437,283,475	69,426,558	375,597,677
Shares redeemed	(30,500,291)	(173,085,640)	(51,396,423)	(318,994,039)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	66,460,031	$348,401,158	31,086,093	$137,693,119
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	15,898,225	$90,913,333	26,776,051	$171,061,961
Shares issued to shareholders in payment of distributions declared	6,954,566	37,693,746	3,523,547	19,168,098
Shares redeemed	(11,601,771)	(66,230,417)	(9,592,939)	(60,159,555)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	11,251,020	$62,376,662	20,706,659	$130,070,504
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	102,494,641	$537,939,714	47,250,728	$250,289,796
Redemption Fees
The Fund's Class R Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Excess fee proceeds, if any, are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2019 and year ended October 31, 2018, redemption fees of $270,195 and $498,526, respectively, were allocated to cover the cost of redemptions.
4. FEDERAL TAX INFORMATION
At April 30, 2019, the cost of investments for federal tax purposes was $4,754,843,315. The net unrealized appreciation of investments for federal tax purposes was $2,607,230,170. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,684,834,242 and net unrealized depreciation from investments for those securities having an excess of cost over value of $77,604,072.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund's average daily net assets. Pursuant to the settlement of certain litigation, the Adviser has agreed, for a period continuing through June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also, as part of the settlement agreement, effective July 1, 2012 and continuing through June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund's net assets exceed eight, nine, ten or twelve billion dollars, respectively. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six
Semi-Annual Shareholder Report

months ended April 30, 2019, the Adviser voluntarily waived $148,513 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2019, the Adviser reimbursed $616,542.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2019, the Sub-Adviser earned a fee of $32,443,486.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,907,251	$(47,604)
Class B Shares	179,772	—
Class C Shares	527,268	—
Class R Shares	9,964,891	(4,790,146)
TOTAL	$12,579,182	$(4,837,750)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2019, FSC retained $6,898,541 fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2019, FSC retained $63,869 in sales charges from the sale of Class A Shares. FSC also retained $741, $21,738 and $8,835 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2019, FSSC received $3,608,623 of the other service fees disclosed in Note 2.
Commitments and Contingencies
In the course of pursuing its investment objective, the Fund may invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2019 the Fund had total commitments to limited partnerships and limited liability companies of $21,000,000; of this amount, $20,304,656 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $695,344.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50%, 1.95% and 1.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report

Interfund Transactions
During the six months ended April 30, 2019, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $6,762,188.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2019, were as follows:
Purchases	$753,109,678
Sales	$1,068,038,514
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
Semi-Annual Shareholder Report

At April 30, 2019, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	91.5%
Netherlands	4.4%
Canada	2.7%
Belgium	2.4%
Italy	1.9%
China	1.8%
Brazil	1.7%
United Kingdom	0.8%
Denmark	0.7%
France	0.5%
Israel	0.5%
Kampuchea, Democratic	0.5%
Norway	0.4%
Switzerland	0.4%
Ireland	0.3%
Australia	0.1%
Ivory Coast	0.1%
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2019, the Fund had no outstanding loans. During the six months ended April 30, 2019, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,176.10	$10.52
Class B Shares	$1,000	$1,172.20	$13.25
Class C Shares	$1,000	$1,170.20	$13.24
Class R Shares	$1,000	$1,175.80	$10.52
Institutional Shares	$1,000	$1,177.30	$7.88
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.10	$9.74
Class B Shares	$1,000	$1,012.60	$12.28
Class C Shares	$1,000	$1,012.60	$12.28
Class R Shares	$1,000	$1,015.10	$9.74
Institutional Shares	$1,000	$1,017.60	$7.30
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.46%
Class C Shares	2.46%
Class R Shares	1.95%
Institutional Shares	1.46%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated kaufmann fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Equity Management Company of Pennsylvania (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
Semi-Annual Shareholder Report

that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and
Semi-Annual Shareholder Report

net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as
Semi-Annual Shareholder Report

alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The CCO noted that, in 2017, while the Fund's expenses were above median relative to its Peer Group, those fees remained reasonable in light of its extensive bottom-up investment process, the relative expense of that process, the resulting estimated profitability of the Fund over time, and the performance generated over time compared to its Peer Group.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
In the case of the Fund, Federated does not manage any Comparable Funds/Accounts in the style of the Fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
Semi-Annual Shareholder Report

The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to
Semi-Annual Shareholder Report

the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in
Semi-Annual Shareholder Report

expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO Fee Evaluation Report also noted that the Board is aware of the provisions agreed upon in the settlement of the Kaufmann Fund fee litigation under which, starting July 1, 2012 and for a period of ten years thereafter, a cap on the net investment advisory fee is imposed and under which additional breakpoints are required upon the Fund reaching $8 billion, $9 billion, $10 billion and $12 billion in size. The CCO Fee Evaluation Report also noted that the Board is aware of the provisions agreed upon in the settlement of the Kaufmann Fund fee litigation under which, starting July 1, 2011 and for a period of ten years thereafter, a cap on the net investment advisory fee is imposed and under which additional breakpoints are required upon the Fund reaching $8 billion, $9 billion, $10 billion and $12 billion in size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by
Semi-Annual Shareholder Report

virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts were appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172677
CUSIP 314172669
CUSIP 314172651
CUSIP 314172644
CUSIP 31421N873
26667 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2019
Share Class | Ticker	A | KLCAX	C | KLCCX	R | KLCKX
	Institutional | KLCIX	R6 | KLCSX

Federated Kaufmann Large Cap Fund
Fund Established 2007

A Portfolio of Federated Equity Funds
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Kaufmann Large Cap Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2018 through April 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At April 30, 2019, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	33.1%
Health Care	22.0%
Consumer Discretionary	13.2%
Industrials	11.0%
Communication Services	6.2%
Financials	4.5%
Real Estate	3.2%
Materials	1.9%
Consumer Staples	1.5%
Securities Lending Collateral[2]	1.3%
Cash Equivalents[3]	3.0%
Other Assets and Liabilities—Net[4]	(0.9)%
TOTAL	100%
1	Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—96.6%
		Communication Services—6.2%
60,500	[1]	Alphabet, Inc.	$72,537,080
285,000	[1]	Facebook, Inc.	55,119,000
1,134,500	[1]	T-Mobile USA, Inc.	82,807,155
		TOTAL	210,463,235
		Consumer Discretionary—13.2%
162,700	[1]	Alibaba Group Holding Ltd., ADR	30,192,239
53,035	[1]	Amazon.com, Inc.	102,172,988
610,700		Hilton Worldwide Holdings, Inc.	53,124,793
256,400		Home Depot, Inc.	52,228,680
750,000		Las Vegas Sands Corp.	50,287,500
304,600	[1]	Lululemon Athletica, Inc.	53,716,210
20	[1,2]	New Cotai LLC/Capital	0
948,400		TJX Cos., Inc.	52,048,192
152,800	[1]	Ulta Beauty, Inc.	53,324,144
		TOTAL	447,094,746
		Consumer Staples—1.5%
241,100	[3]	Constellation Brands, Inc., Class A	51,033,637
		Financials—4.5%
236,764		Bank of New York Mellon Corp.	11,757,701
135,700		BlackRock, Inc.	65,847,068
630,200		JPMorgan Chase & Co.	73,134,710
		TOTAL	150,739,479
		Health Care—22.0%
450,000		Abbott Laboratories	35,802,000
520,000	[1]	Alcon, Inc.	29,946,121
151,600	[1]	Align Technology, Inc.	49,221,488
385,000	[1,3]	Alnylam Pharmaceuticals, Inc.	34,395,900
1,302,877	[1]	Boston Scientific Corp.	48,362,794
134,053	[1]	Dexcom, Inc.	16,229,797
207,500	[1]	Edwards Lifesciences Corp.	36,534,525
1,087,500	[1]	Elanco Animal Health, Inc.	34,256,250
533,780	[1,3]	Galapagos NV, ADR	61,384,700
343,000	[1]	Genmab A/S	56,922,230
290,300	[1]	IDEXX Laboratories, Inc.	67,349,600
150,000	[1]	Illumina, Inc.	46,800,000
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
18,500	[1]	Intuitive Surgical, Inc.	$9,446,655
198,100		Stryker Corp.	37,423,071
721,600	[1]	Veeva Systems, Inc.	100,930,192
208,000	[1]	Vertex Pharmaceuticals, Inc.	35,147,840
450,000		Zoetis, Inc.	45,828,000
		TOTAL	745,981,163
		Industrials—11.0%
1,049,000	[1]	AerCap Holdings NV	52,072,360
1,145,000	[1]	IHS Markit Ltd.	65,562,700
641,000		Ingersoll-Rand PLC, Class A	78,593,010
158,000		Raytheon Co.	28,059,220
253,000		Roper Technologies, Inc.	91,004,100
415,000		Verisk Analytics, Inc.	58,573,100
		TOTAL	373,864,490
		Information Technology—33.1%
155,000		Apple, Inc.	31,103,850
285,000		Broadcom, Inc.	90,744,000
1,250,000	[1]	Dropbox, Inc.	30,475,000
763,000	[1]	GoDaddy, Inc.	62,184,500
923,000		Marvell Technology Group Ltd.	23,093,460
371,500		Mastercard, Inc.	94,450,160
1,090,500		Microsoft Corp.	142,419,300
1,666,300	[1,3]	PagSeguro Digital Ltd.	43,423,778
253,000	[1]	Red Hat, Inc.	46,180,090
625,000	[1]	Salesforce.com, Inc.	103,343,750
396,300	[1]	ServiceNow, Inc.	107,599,413
566,000	[1,3]	Splunk, Inc.	78,130,640
618,400		Visa, Inc., Class A	101,683,512
316,100	[1,3]	Workday, Inc.	64,999,643
878,700	[1]	Worldpay, Inc.	102,992,427
		TOTAL	1,122,823,523
		Materials—1.9%
116,900		Sherwin-Williams Co.	53,169,627
96,400		Vulcan Materials Co.	12,157,004
		TOTAL	65,326,631
		Real Estate—3.2%
975,000	[1]	CBRE Group, Inc.	50,768,250
Semi-Annual Shareholder Report
3

Shares		Value
	COMMON STOCKS—continued
	Real Estate—continued
453,700	Crown Castle International Corp.	$57,066,386
	TOTAL	107,834,636
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,814,564,981)	3,275,161,540
	INVESTMENT COMPANIES—4.3%
23,783,217	Federated Government Obligations Fund, Premier Shares, 2.35%[4]	23,783,217
122,261,616	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.52%[4]	122,286,068
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $146,062,046)	146,069,285
	TOTAL INVESTMENT IN SECURITIES-100.9% (IDENTIFIED COST $1,960,627,027)[5]	3,421,230,825
	OTHER ASSETS AND LIABILITIES-NET—(0.9)%[6]	(29,561,263)
	TOTAL NET ASSETS—100%	$3,391,669,562
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	42,486,279	125,145,435	167,631,714
Purchases/Additions	215,637,832	614,093,965	829,731,797
Sales/Reductions	(234,340,894)	(616,977,784)	(851,318,678)
Balance of Shares Held 4/30/2019	23,783,217	122,261,616	146,044,833
Value	$23,783,217	$122,286,068	$146,069,285
Change in Unrealized Appreciation/Depreciation	N/A	$4,275	$4,275
Net Realized Gain/(Loss)	N/A	$14,142	$14,142
Dividend Income	$402,676	$1,575,453	$1,978,129
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
4

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,833,970,942	$—	$0	$2,833,970,942
International	384,268,368	56,922,230	—	441,190,598
Investment Companies	146,069,285	—	—	146,069,285
TOTAL SECURITIES	$3,364,308,595	$56,922,230	$0	$3,421,230,825
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$24.76	$23.38	$18.86	$18.80	$18.39	$16.13
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.05)	(0.06)	(0.03)	(0.02)	(0.04)
Net realized and unrealized gain (loss)	3.92	1.77	4.58	0.09	1.13	2.65
TOTAL FROM INVESTMENT OPERATIONS	3.89	1.72	4.52	0.06	1.11	2.61
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.00)[2]	—
Distributions from net realized gain	(2.47)	(0.34)	—	(0.00)[2]	(0.70)	(0.35)
TOTAL DISTRIBUTIONS	(2.47)	(0.34)	—	(0.00)[2]	(0.70)	(0.35)
Net Asset Value, End of Period	$26.18	$24.76	$23.38	$18.86	$18.80	$18.39
Total Return[3]	17.34%	7.45%	23.97%	0.33%	6.14%	16.42%
Ratios to Average Net Assets:
Net expenses	1.08%[4]	1.08%	1.08%	1.09%[5]	1.09%[5]	1.15%[5]
Net investment loss	(0.22)%[4]	(0.20)%	(0.19)%	(0.15)%	(0.12)%	(0.23)%
Expense waiver/reimbursement[6]	0.10%[4]	0.11%	0.11%	0.12%	0.11%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$602,456	$539,812	$609,630	$772,575	$968,786	$485,104
Portfolio turnover	8%	35%	44%	34%	55%	68%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.09%, 1.09% and 1.15% for the years ended October 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$22.77	$21.69	$17.64	$17.72	$17.50	$15.48
Income From Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.22)	(0.32)	(0.16)	(0.16)	(0.17)
Net realized and unrealized gain (loss)	3.57	1.64	4.37	0.08	1.08	2.54
TOTAL FROM INVESTMENT OPERATIONS	3.46	1.42	4.05	(0.08)	0.92	2.37
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.00)[2]	—
Distributions from net realized gain	(2.47)	(0.34)	—	(0.00)[2]	(0.70)	(0.35)
TOTAL DISTRIBUTIONS	(2.47)	(0.34)	—	(0.00)[2]	(0.70)	(0.35)
Net Asset Value, End of Period	$23.76	$22.77	$21.69	$17.64	$17.72	$17.50
Total Return[3]	16.93%	6.64%	22.96%	(0.44)%	5.34%	15.54%
Ratios to Average Net Assets:
Net expenses	1.86%[4]	1.85%	1.86%	1.86%[5]	1.87%[5]	1.93%[5]
Net investment income (loss)	(0.99)%[4]	(0.97)%	(0.96)%	(0.93)%	(0.89)%	(1.03)%
Expense waiver/reimbursement[6]	0.09%[4]	0.09%	0.09%	0.10%	0.09%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$415,331	$387,474	$445,081	$453,018	$492,637	$280,250
Portfolio turnover	8%	35%	44%	34%	55%	68%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.86%, 1.87% and 1.93% for the years ended October 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$23.64	$22.42	$18.16	$18.17	$17.86	$15.74
Income From Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.14)	(0.18)	(0.10)	(0.09)	(0.11)
Net realized and unrealized gain (loss)	3.72	1.70	4.44	0.09	1.10	2.58
TOTAL FROM INVESTMENT OPERATIONS	3.65	1.56	4.26	(0.01)	1.01	2.47
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.00)[2]	—
Distributions from net realized gain	(2.47)	(0.34)	—	(0.00)[2]	(0.70)	(0.35)
TOTAL DISTRIBUTIONS	(2.47)	(0.34)	—	(0.00)[2]	(0.70)	(0.35)
Net Asset Value, End of Period	$24.82	$23.64	$22.42	$18.16	$18.17	$17.86
Total Return[3]	17.13%	7.05%	23.46%	(0.05)%	5.74%	15.93%
Ratios to Average Net Assets:
Net expenses	1.47%[4]	1.47%	1.47%	1.47%[5]	1.48%[5]	1.55%[5]
Net investment income (loss)	(0.60)%[4]	(0.59)%	(0.58)%	(0.54)%	(0.48)%	(0.64)%
Expense waiver/reimbursement[6]	0.15%[4]	0.14%	0.14%	0.14%	0.14%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$77,098	$70,350	$79,138	$76,336	$80,007	$72,580
Portfolio turnover	8%	35%	44%	34%	55%	68%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.47%, 1.48% and 1.55% for the years ended October 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$25.37	$23.89	$19.22	$19.11	$18.64	$16.30
Income From Investment Operations:
Net investment income (loss)[1]	0.00	0.01	(0.01)	0.02	0.03	(0.00)
Net realized and unrealized gain (loss)	4.03	1.81	4.68	0.09	1.14	2.69
TOTAL FROM INVESTMENT OPERATIONS	4.03	1.82	4.67	0.11	1.17	2.69
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.00)[2]	—
Distributions from net realized gain	(2.47)	(0.34)	—	(0.00)[2]	(0.70)	(0.35)
TOTAL DISTRIBUTIONS	(2.47)	(0.34)	—	(0.00)[2]	(0.70)	(0.35)
Net Asset Value, End of Period	$26.93	$25.37	$23.89	$19.22	$19.11	$18.64
Total Return[3]	17.48%	7.72%	24.30%	0.58%	6.38%	16.74%
Ratios to Average Net Assets:
Net expenses	0.83%[4]	0.83%	0.84%	0.84%[5]	0.84%[5]	0.89%[5]
Net investment income (loss)	0.03%[4]	0.05%	0.05%	0.10%	0.13%	(0.01)%
Expense waiver/reimbursement[6]	0.10%[4]	0.09%	0.10%	0.11%	0.10%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,173,958	$1,998,725	$2,024,361	$1,332,606	$1,556,775	$813,517
Portfolio turnover	8%	35%	44%	34%	55%	68%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.84%, 0.84% and 0.89% for the years ended October 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$25.44	$23.94	$19.26	$19.13	$18.65	$16.81
Income From Investment Operations:
Net investment income (loss)[2]	0.01	0.03	0.02	0.03	0.04	0.01
Net realized and unrealized gain (loss)	4.05	1.81	4.66	0.10	1.14	1.83
TOTAL FROM INVESTMENT OPERATIONS	4.06	1.84	4.68	0.13	1.18	1.84
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.00)[3]	—
Distributions from net realized gain	(2.47)	(0.34)	—	(0.00)[3]	(0.70)	—
TOTAL DISTRIBUTIONS	(2.47)	(0.34)	—	(0.00)[3]	(0.70)	—
Net Asset Value, End of Period	$27.03	$25.44	$23.94	$19.26	$19.13	$18.65
Total Return[4]	17.56%	7.79%	24.30%	0.69%	6.43%	10.95%
Ratios to Average Net Assets:
Net expenses	0.77%[5]	0.77%	0.78%	0.78%[6]	0.78%[6]	0.78%[6,5]
Net investment income	0.10%[5]	0.11%	0.11%	0.17%	0.21%	0.07%[5]
Expense waiver/reimbursement[7]	0.09%[5]	0.09%	0.09%	0.09%	0.09%	0.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$122,826	$154,136	$102,285	$81,107	$189,120	$129,160
Portfolio turnover	8%	35%	44%	34%	55%	68%[8]
1	Reflects operations for the period from December 30, 2013 (date of initial investment) to October 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.78%, 0.78% and 0.78% for the years ended October 31, 2016 and 2015, and for the period ended October 31, 2014, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $44,378,744 of securities loaned and including $146,069,285 of investment in affiliated holdings (identified cost $1,960,627,027)		$3,421,230,825
Income receivable		794,406
Income receivable from an affiliated holding		320,049
Receivable for investments sold		20,666,934
Receivable for shares sold		4,128,204
TOTAL ASSETS		3,447,140,418
Liabilities:
Payable for investments purchased	$3,589,257
Payable for shares redeemed	5,214,294
Payable for collateral due to broker for securities lending	45,549,335
Payable for investment adviser fee (Note 5)	61,800
Payable for administrative fees (Note 5)	7,380
Payable for distribution services fee (Note 5)	278,687
Payable for other service fees (Notes 2 and 5)	351,948
Accrued expenses (Note 5)	418,155
TOTAL LIABILITIES		55,470,856
Net assets for 128,854,506 shares outstanding		$3,391,669,562
Net Assets Consist of:
Paid-in capital		$1,916,357,937
Total distributable earnings (loss)		1,475,311,625
TOTAL NET ASSETS		$3,391,669,562
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($602,455,750 ÷ 23,010,146 shares outstanding), no par value, unlimited shares authorized	$26.18
Offering price per share (100/94.50 of $26.18)	$27.70
Redemption proceeds per share	$26.18
Class C Shares:
Net asset value per share ($415,331,122 ÷ 17,482,328 shares outstanding), no par value, unlimited shares authorized	$23.76
Offering price per share	$23.76
Redemption proceeds per share (99.00/100 of $23.76)	$23.52
Class R Shares:
Net asset value per share ($77,098,370 ÷ 3,106,400 shares outstanding), no par value, unlimited shares authorized	$24.82
Offering price per share	$24.82
Redemption proceeds per share	$24.82
Institutional Shares:
Net asset value per share ($2,173,958,362 ÷ 80,711,347 shares outstanding), no par value, unlimited shares authorized	$26.93
Offering price per share	$26.93
Redemption proceeds per share	$26.93
Class R6 Shares:
Net asset value per share ($122,825,958 ÷ 4,544,285 shares outstanding), no par value, unlimited shares authorized	$27.03
Offering price per share	$27.03
Redemption proceeds per share	$27.03
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Dividends (including $908,772 received from an affiliated holding*)			$13,036,698
Net income on securities loaned (includes $1,069,357 received from affiliated holdings related to cash collateral balances*)			376,074
TOTAL INCOME			13,412,772
Expenses:
Investment adviser fee (Note 5)		$11,574,573
Administrative fee (Note 5)		1,231,385
Custodian fees		53,378
Transfer agent fee (Note 2)		1,341,122
Directors'/Trustees' fees (Note 5)		12,068
Auditing fees		22,285
Legal fees		5,564
Portfolio accounting fees		104,535
Distribution services fee (Note 5)		1,605,577
Other service fees (Notes 2 and 5)		1,151,080
Share registration costs		52,176
Printing and postage		56,595
Miscellaneous (Note 5)		23,595
TOTAL EXPENSES		17,233,933
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,366,919)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(171,107)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,538,026)
Net expenses			15,695,907
Net investment income (loss)			(2,283,135)
Semi-Annual Shareholder Report
13

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $14,142 on sales of investments in an affiliated holding*)	$26,526,882
Net realized gain on foreign currency transactions	101,254
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $4,275 on investments in an affiliated holding*)	482,533,972
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(3,806)
Net realized and unrealized gain on investments and foreign currency transactions	509,158,302
Change in net assets resulting from operations	$506,875,167
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,283,135)	$(4,649,636)
Net realized gain	26,628,136	310,942,518
Net change in unrealized appreciation/depreciation	482,530,166	(58,375,658)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	506,875,167	247,917,224
Distributions to Shareholders (Note 2):
Class A Shares	(53,017,059)	(8,659,599)
Class C Shares	(41,261,574)	(6,839,566)
Class R Shares	(7,271,704)	(1,181,814)
Institutional Shares	(191,200,835)	(27,830,322)
Class R6 Shares	(14,814,142)	(2,120,024)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(307,565,314)	(46,631,325)
Share Transactions:
Proceeds from sale of shares	311,777,371	745,833,456
Net asset value of shares issued to shareholders in payment of distributions declared	277,828,966	42,026,424
Cost of shares redeemed	(547,743,335)	(1,099,144,777)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	41,863,002	(311,284,897)
Change in net assets	241,172,855	(109,998,998)
Net Assets:
Beginning of period	3,150,496,707	3,260,495,705
End of period	$3,391,669,562	$3,150,496,707
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
On March 30, 2017, the Fund's T Share Class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
16

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
17

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
18

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,538,026 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$237,727	$(42,760)
Class C Shares	185,708	—
Class R Shares	93,856	(5,452)
Institutional Shares	815,654	(105,416)
Class R6 Shares	8,177	—
TOTAL	$1,341,122	$(153,628)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$674,150
Class C Shares	476,930
TOTAL	$1,151,080
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2019, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the
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respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
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As of April 30, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$44,378,744	$45,549,335
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,144,155	$49,772,527	4,119,521	$104,108,606
Shares issued to shareholders in payment of distributions declared	2,177,381	48,925,742	346,427	7,988,596
Shares redeemed	(3,114,764)	(72,486,411)	(8,740,192)	(219,655,151)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,206,772	$26,211,858	(4,274,244)	$(107,557,949)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,302,814	$27,290,975	1,852,212	$43,127,241
Shares issued to shareholders in payment of distributions declared	1,759,819	35,988,301	278,078	5,939,751
Shares redeemed	(2,595,805)	(55,504,741)	(5,632,280)	(130,821,400)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	466,828	$7,774,535	(3,501,990)	$(81,754,408)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	250,358	$5,623,294	523,691	$12,567,774
Shares issued to shareholders in payment of distributions declared	326,323	6,960,477	50,689	1,120,225
Shares redeemed	(446,410)	(9,899,664)	(1,127,940)	(27,090,816)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	130,271	$2,684,107	(553,560)	$(13,402,817)
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	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,993,884	$215,651,688	18,356,723	$471,530,037
Shares issued to shareholders in payment of distributions declared	7,550,974	174,351,991	1,076,554	25,385,132
Shares redeemed	(14,613,501)	(348,428,801)	(25,394,702)	(649,434,393)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,931,357	$41,574,878	(5,961,425)	$(152,519,224)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	554,410	$13,438,887	4,531,063	$114,499,798
Shares issued to shareholders in payment of distributions declared	500,970	11,602,455	67,402	1,592,720
Shares redeemed	(2,569,094)	(61,423,718)	(2,812,907)	(72,143,017)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(1,513,714)	$(36,382,376)	1,785,558	$43,949,501
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,221,514	$41,863,002	(12,505,661)	$(311,284,897)
4. FEDERAL TAX INFORMATION
At April 30, 2019, the cost of investments for federal tax purposes was $1,960,627,027. The net unrealized appreciation of investments for federal tax purposes was $1,460,603,798. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,472,737,727 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,133,929.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2018, for federal income tax purposes, a late year ordinary loss of $5,045,967 was deferred to November 1, 2018.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the Adviser voluntarily waived $1,318,454 of its fee and voluntarily reimbursed $153,628 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2019, the Adviser reimbursed $48,465.
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Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2019, the Sub-Adviser earned a fee of $9,731,527.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$1,430,790	$—
Class R Shares	174,787	(17,479)
TOTAL	$1,605,577	$(17,479)
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2019, FSC retained $104,087 fees paid by the Fund. For the six months ended April 30, 2019, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2019, FSC retained $48,643 in sales charges from the sale of Class A Shares. FSC also retained $1,828 of CDSC relating to redemptions of Class A Shares and $12,973 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2019, FSSC received $15,677 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.08%, 1.86%, 1.47%, 0.83% and 0.77% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,503,600 and $3,239,357, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2019, were as follows:
Purchases	$251,918,963
Sales	$583,145,291
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2019, the Fund had no outstanding loans. During the six months ended April 30, 2019, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,173.40	$5.82
Class C Shares	$1,000	$1,169.30	$10.00
Class R Shares	$1,000	$1,171.30	$7.91
Institutional Shares	$1,000	$1,174.80	$4.48
Class R6 Shares	$1,000	$1,175.60	$4.15
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.40	$5.41
Class C Shares	$1,000	$1,015.60	$9.30
Class R Shares	$1,000	$1,017.50	$7.35
Institutional Shares	$1,000	$1,020.70	$4.16
Class R6 Shares	$1,000	$1,021.00	$3.86
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.08%
Class C Shares	1.86%
Class R Shares	1.47%
Institutional Shares	0.83%
Class R6 Shares	0.77%
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Evaluation and Approval of Advisory Contract–May 2018
Federated kaufmann LARGE CAP fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Equity Management Company of Pennsylvania (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a Federated fund). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
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that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and
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net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as
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alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risk associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and
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willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The
Semi-Annual Shareholder Report
33

information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and
Semi-Annual Shareholder Report
34

subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts were appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be view. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
35

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
36

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
37

Federated Kaufmann Large Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172446
CUSIP 314172438
CUSIP 314172420
CUSIP 314172412
CUSIP 314172131
38631 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2019
Share Class | Ticker	A | FKASX	B | FKBSX	C | FKCSX
	R | FKKSX	Institutional | FKAIX	R6 | FKALX

Federated Kaufmann Small Cap Fund
Fund Established 2002

A Portfolio of Federated Equity Funds
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Kaufmann Small Cap Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2018 through April 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At April 30, 2019, the Fund's sector composition1 was as follows:
Sector	Percentage of Total Net Assets
Health Care	28.3%
Information Technology	23.1%
Consumer Discretionary	12.0%
Industrials	8.0%
Real Estate	5.1%
Financials	4.3%
Materials	2.1%
Energy	0.9%
Communication Services	0.4%
Consumer Staples	0.4%
Securities Lending Collateral[2]	4.5%
Cash Equivalents[3]	28.0%
Other Assets and Liabilities—Net[4]	(17.1)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—84.3%
		Communication Services—0.4%
1,212,200		Infrastrutture Wireless Italiane SPA	$10,053,134
		Consumer Discretionary—11.8%
60,000	[1,2]	Baozun, Inc., ADR	2,910,000
1,700,000	[1]	Boohoo Group PLC	5,458,366
85,000	[1]	Bright Horizons Family Solutions, Inc.	10,892,750
240,000	[1,2]	Canada Goose Holdings, Inc.	12,813,600
70,000	[1,2]	Chegg, Inc.	2,495,500
116,600	[2]	Choice Hotels International, Inc.	9,682,464
172,100	[1]	Delivery Hero SE	7,930,578
591,000		Delta Corp., Ltd.	2,081,592
150,000	[1,2]	Duluth Holdings, Inc.	2,388,000
267,000	[1]	Etsy, Inc.	18,033,180
292,800	[1,2]	Floor & Decor Holdings, Inc.	14,060,256
225,000	[1]	Frontdoor, Inc.	7,929,000
450,000	[1]	Greenlane Holdings, Inc.	7,650,000
457,400	[1,2]	GreenTree Hospitality Group Ltd., ADR	7,098,848
302,400	[1,2]	GrubHub, Inc.	20,197,296
267,184	[1]	Levi Strauss & Co.	5,987,593
320,000	[1,2]	Lovesac Co./The	12,606,400
199,100		Moncler S.p.A	8,167,843
11,692,067		NagaCorp Ltd.	14,993,216
245,000	[1]	National Vision Holdings, Inc.	6,615,000
126,700	[1,2]	Ollie's Bargain Outlet Holding, Inc.	12,117,588
410,000	[1]	Planet Fitness, Inc.	31,037,000
220,300	[2]	Six Flags Entertainment Corp.	11,695,727
228,800	[1]	Takeaway.com Holding BV	19,729,966
98,800		Vail Resorts, Inc.	22,610,380
310,000	[2]	Wingstop, Inc.	23,333,700
465,000	[1,2]	YETI Holdings, Inc.	16,591,200
		TOTAL	317,107,043
		Consumer Staples—0.4%
230,000	[1]	Freshpet, Inc.	10,271,800
		Energy—0.9%
243,300	[1,2]	Cactus, Inc.	8,831,790
112,500		DMC Global, Inc.	7,796,250
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
2,038,500	[1]	Independence Contract Drilling, Inc.	$5,768,955
230,300	[1]	New Fortress Energy LLC	2,892,568
		TOTAL	25,289,563
		Financials—4.3%
400,000	[1]	ARYA Sciences Acquisition Corp.	4,198,000
1,000,000	[2]	Ares Management Corp.	24,450,000
1,550,930		FinecoBank Banca Fineco SPA	20,478,349
280,000	[1,2]	Focus Financial Partners, Inc.	10,500,000
550,000	[2]	Hamilton Lane, Inc.	26,873,000
707,000		Mediobanca Spa	7,492,450
26,311	[1]	Tradeweb Markets, Inc.	1,059,018
1,450,000		Two Harbors Investment Co.	20,097,000
		TOTAL	115,147,817
		Health Care—28.2%
292,550	[1,2]	Albireo Pharma, Inc.	10,069,571
583,038	[1,2]	Alector, Inc.	11,579,135
103,000	[1,3]	Alector, Inc., Restricted	1,727,697
175,000	[1,2]	Allogene Therapeutics, Inc.	5,241,250
715,000	[1,2]	Amarin Corporation PLC., ADR	13,370,500
615,853	[1]	Amphastar Pharmaceuticals, Inc.	13,296,266
355,000	[1,2]	AnaptysBio, Inc.	25,815,600
278,419	[1]	Argenx SE	35,700,800
337,211	[1,2]	Argenx SE, ADR	43,186,613
700,000	[1,2]	ArQule, Inc.	4,179,000
254,800	[1,2]	Atara Biotherapeutics, Inc.	8,561,280
7,393,715	[1]	aTyr Pharma, Inc.	4,575,231
210,000	[1,2]	CRISPR Therapeutics AG	8,439,900
1,800,000	[1]	Calithera Biosciences, Inc.	11,088,000
500,000	[1]	Catabasis Pharmaceuticals, Inc.	3,755,000
63,000	[1]	Charles River Laboratories International, Inc.	8,849,610
360,000	[1,2]	Charlotte's Web Holdings, Inc.	6,916,772
190,200	[1,3]	Clementia Pharmaceuticals, Inc., Rights	256,770
312,500	[1]	Corcept Therapeutics, Inc.	3,868,750
687,507	[1,2]	Cryoport, Inc.	9,673,223
89,555	[1]	Dexcom, Inc.	10,842,424
1,450,000	[1]	Dynavax Technologies Corp.	9,642,500
374,300	[1,2]	Editas Medicine, Inc.	9,263,925
115,000	[1,2]	GW Pharmaceuticals PLC, ADR	19,470,650
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
245,000	[1]	Galapagos NV	$28,176,076
238,850	[1,2]	Galapagos NV, ADR	27,467,750
200,000	[1,2]	GenMark Diagnostics, Inc.	1,448,000
166,468	[1]	Glaukos Corp.	12,007,337
256,571	[1,2]	Gossamer Bio, Inc.	4,351,444
93,500	[1,2]	Guardant Health, Inc.	6,125,185
4,740,500	[1]	Horizon Discovery Group PLC	11,521,662
333,500	[1,2]	Inspire Medical Systems, Inc.	17,238,615
100,000	[1,2]	Insulet Corp.	8,625,000
293,781	[1]	Intersect ENT, Inc.	9,544,945
125,000	[1,2]	iRhythm Technologies, Inc.	9,538,750
951,878	[1,2]	MacroGenics, Inc.	15,962,994
1,297,300	[1]	Minerva Neurosciences, Inc.	9,561,101
420,625	[1,2]	NanoString Technologies, Inc.	10,923,631
415,000	[1]	Natera, Inc.	7,930,650
693,900	[1,2]	NeoGenomics, Inc.	14,453,937
118,600	[1]	PRA Health Sciences, Inc.	11,482,852
56,200	[1,2]	Penumbra, Inc.	7,558,900
57,613	[1]	Protalix Biotherapeutics, Inc.	25,160
405,000	[1,2]	Puma Biotechnology, Inc.	13,008,600
155,000	[1,2]	Repligen Corp.	10,443,900
250,000	[1,2]	Rhythm Pharmaceuticals, Inc.	6,320,000
325,000	[1,2]	Rubius Therapeutics, Inc.	5,684,250
370,000	[1]	SI-BONE, Inc.	6,290,000
1,144,000	[1,2]	Scynexis, Inc.	1,784,640
100,000	[1,2]	Silk Road Medical, Inc.	4,164,000
313,035	[1]	Spark Therapeutics, Inc.	33,397,704
297,900	[1]	Tandem Diabetes Care, Inc.	18,294,039
101,549	[1,2]	Teladoc, Inc.	5,776,107
10,000	[1,2]	Tilray, Inc.	513,300
1,130,000	[1,2]	Translate Bio, Inc.	10,961,000
273,100	[1,2]	Tricida, Inc.	9,356,406
250,000	[1]	Turning Point Therapeutics, Inc.	8,700,000
220,000	[1]	Twist Bioscience Corp.	5,205,200
412,200	[1,2]	Ultragenyx Pharmaceutical, Inc.	27,205,200
414,000	[1,2]	UniQure N.V.	23,262,660
822,570	[3]	United Therapeutics Corp.	217,981
398,435	[1,2]	Vapotherm, Inc.	6,745,505
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
220,800	[1]	Veeva Systems, Inc.	$30,883,296
148,778	[1,2]	Vericel Corp.	2,527,738
300,000	[1]	Xeris Pharmaceuticals, Inc.	3,060,000
535,000	[1]	Zai Lab Ltd., ADR	14,257,750
410,000	[1,2]	Zogenix, Inc.	15,985,900
		TOTAL	757,359,632
		Industrials—8.0%
621,000		Air Lease Corp.	23,945,760
735,000		Aramex PJSC	950,823
675,000	[1]	Astronics Corp.	22,504,500
996,376	[1,2]	Azul S.A., ADR	25,865,921
2,845,054		Biffa PLC	8,810,904
83,400	[1,2]	Chart Industries, Inc.	7,361,718
235,200	[1,2]	Colfax Corp.	7,095,984
41,700	[1]	CoStar Group, Inc.	20,693,625
1,148,300	[1,2]	Dirtt Environmental Solutions Ltd.	7,911,330
677,300	[1,2]	GMS, Inc.	11,934,026
680,000	[1,2]	Gates Industrial Corp. PLC	10,934,400
40,788	[2]	GrafTech International Ltd.	467,023
205,500	[1]	Mercury Systems, Inc.	15,005,610
2,600,000	[1]	Nearmap Ltd.	6,368,919
1,025,000	[1]	Quest Resource Holding Corp.	2,142,250
212,200	[1]	Trex Co., Inc.	14,699,094
722,200	[1]	Upwork, Inc.	14,436,778
316,211	[1,2]	Willdan Group, Inc.	12,499,821
		TOTAL	213,628,486
		Information Technology—23.1%
173,200	[1,2]	2U, Inc.	10,478,600
170,000	[1,2]	Alarm.com Holdings, Inc.	12,049,600
300,000	[1,2]	Alteryx, Inc.	26,592,000
110,000	[1,2]	Anaplan, Inc.	4,330,700
164,000	[1,2]	Avalara, Inc.	9,654,680
3,300,000		Avast PLC	13,041,345
200,000	[1]	Blackline, Inc.	10,216,000
350,000	[1,2]	Box, Inc.	7,217,000
1,800,000		Camtek Ltd.	17,964,000
210,000	[1,2]	Carbon Black, Inc.	2,885,400
52,276	[1,2]	Ceridian HCM Holding, Inc.	2,778,470
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
500,000	[1,2]	Cloudera, Inc.	$5,565,000
87,000	[1]	Coupa Software, Inc.	8,989,710
31,600	[1]	DocuSign, Inc.	1,790,772
500,000	[1,2]	Domo, Inc.	19,155,000
415,148	[1]	Endava PLC, ADR	13,728,944
338,000	[1,2]	Envestnet, Inc.	23,994,620
249,400	[1]	Everbridge, Inc.	18,428,166
195,000	[1]	Forescout Technologies, Inc.	8,197,800
400,000	[1,2]	GDS Holdings Ltd., ADR	15,652,000
335,000	[1,2]	GTT Communications, Inc.	14,053,250
226,600	[1]	GoDaddy, Inc.	18,467,900
105,401	[1,2]	I3 Verticals, Inc.	2,544,380
300,000	[1,2]	Ichor Holdings Ltd.	7,554,000
575,000	[2]	Kemet Corp.	10,275,250
4,325,000	[1]	Limelight Networks, Inc.	12,845,250
1,025,000	[1,2]	Magnachip Semiconductor Corp.	9,071,250
321,800	[1]	Mimecast Ltd.	16,575,918
2,000,000	[1,2]	Mobile Iron, Inc.	11,860,000
34,939	[1]	Netcompany Group AS	1,246,036
3,500,000	[1]	Network International Holdings Ltd.	23,778,445
375,000	[1,2]	nLight, Inc.	9,798,750
160,000	[1,2]	Novoste Corp.	13,923,200
115,000	[1,2]	Pluralsight, Inc.	4,081,350
300,000	[1]	Pushpay Holdings Ltd.	757,991
349,000	[1,2]	Q2 Holdings, Inc.	26,321,580
455,500	[1]	Radware Ltd.	11,883,995
564,200	[1]	Rapid7, Inc.	30,658,628
401,000	[1,2]	RealPage, Inc.	26,149,210
50,000	[1]	RingCentral, Inc.	5,818,500
43,400	[1]	Rogers Corp.	7,270,368
330,000	[1]	SailPoint Technologies Holding	9,325,800
55,500	[1,2]	Shopify, Inc.	13,515,915
489,067	[1,2]	ShotSpotter, Inc.	25,773,831
455,000	[1]	Smartsheet, Inc.	19,260,150
50,000	[1,2]	Tenable Holdings, Inc.	1,795,000
450,000	[1,2]	Tufin Software Technologies Ltd.	10,089,000
44,000	[1]	Tyler Technologies, Inc.	10,204,040
160,500	[1]	WNS Holdings Ltd., ADR	9,172,575
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
170,300	[1]	Zendesk, Inc.	$14,948,934
150,000	[1,2]	Zscaler, Inc.	10,246,500
		TOTAL	621,976,803
		Materials—2.1%
275,000	[1]	Allegheny Technologies, Inc.	6,853,000
306,000	[2]	Chemours Co./The	11,019,060
97,600	[2]	Eagle Materials, Inc.	8,872,816
100,000	[1]	Endeavour Financial Corp.	1,419,721
101,800	[1]	Ingevity Corp.	11,708,018
816,200		Orion Engineered Carbons S.A.	16,544,374
		TOTAL	56,416,989
		Real Estate—5.1%
691,000	[2]	Americold Realty Trust	22,118,910
192,442	[1,2]	Cushman & Wakefield PLC	3,779,561
110,000		Cyrusone, Inc.	6,125,900
360,000		Easterly Government Properties, Inc.	6,480,000
602,231		JBG Smith Properties	25,624,929
199,600		Lamar Advertising Co.	16,500,932
386,000		MGM Growth Properties LLC	12,452,360
335,000	[2]	QTS Realty Trust, Inc.	15,192,250
375,000		Ryman Hospitality Properties	29,850,000
		TOTAL	138,124,842
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,547,772,871)	2,265,376,109
		CORPORATE BONDS—0.2%
		Consumer Discretionary—0.2%
1,000,000		Baozun, Inc., Conv. Bond, 144A, 1.625%, 5/1/2024	1,126,610
500,000		Chegg, Inc., Conv. Bond, 144A, 0.125%, 3/15/2025	482,270
2,500,000		NagaCorp Ltd., Sr. Unsecd. Note, 144A, 9.375%, 5/21/2021	2,619,947
		TOTAL	4,228,827
		Information Technology—0.0%
250,000		Pluralsight, Inc., Conv. Bond, 144A, 0.375%, 3/1/2024	285,845
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,234,050)	4,514,672
Semi-Annual Shareholder Report
7

Shares			Value
	[1]	WARRANTS—0.1%
		Health Care—0.1%
176,600		Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	$646,268
129,500		Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	641,025
222,500		ContraFect Corp., Warrants 7/27/2021	25,298
467,500		ContraFect Corp., Warrants 7/20/2022	56,661
154,800		Scynexis, Inc., Warrants 3/8/2023	120,264
109,440		Scynexis, Inc., Warrants 4/6/2021	42,539
		TOTAL WARRANTS (IDENTIFIED COST $6,900)	1,532,055
		INVESTMENT COMPANIES—32.5%
122,634,547		Federated Government Obligations Fund, Premier Shares, 2.35%[4]	122,634,547
751,292,714		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.52%[4]	751,442,973
		TOTAL INVESTMENT COMPANIES IDENTIFIED COST $874,001,794)	874,077,520
		TOTAL INVESTMENT IN SECURITIES—117.1% (IDENTIFIED COST $2,426,015,615)[5]	3,145,500,356
		OTHER ASSETS AND LIABILITIES - NET—(17.1)%[6]	(458,725,352)
		TOTAL NET ASSETS—100%	$2,686,775,004
Semi-Annual Shareholder Report
8

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2019, were as follows:
Affiliated	Balance of Shares Held 10/31/2018	Purchases/ Additions**	Sales/ Reductions**
Consumer Discretionary:
Baozun, Inc., ADR	—	60,000	—
Baozun, Inc., Conv. Bond, 144A, 1.625%, 5/1/2024	—	1,000,000	—
Energy:
New Fortress Energy LLC	—	230,300	—
Financials:
ARYA Sciences Acquisition Corp.	350,000	50,000	—
Hamilton Lane, Inc.*	415,000	135,000	—
Health Care:
Albireo Pharma, Inc.	134,756	157,794	—
Argenx SE	253,560	24,859	—
Argenx SE ADR	337,211	—	—
aTyr Pharma, Inc.	—	7,393,715	—
Calithera Biosciences, Inc.	899,150	900,850	—
Catabasis Pharmaceuticals, Inc.***	2,200,000	280,000	(1,980,000)
Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022**	1,766,000	—	(1,589,400)
Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	—	129,500	—
ContraFect Corp., Warrants, 7/27/2021*	222,500	—	—
ContraFect Corp., Warrants 7/20/2022*	467,500	—	—
Corcept Therapeutics, Inc.	625,000	—	(312,500)
Dynavax Technologies Corp.	521,000	929,000	—
Minerva Neurosciences, Inc.	1,297,300	—	—
Scynexis, Inc.	1,144,000	—	—
Scynexis, Warrants, 4/6/2021	109,440	—	—
Scynexis, Warrants, 3/8/2023	154,800	—	—
UniQure N.V.*	333,000	81,000	—
Industrials:
Quest Resource Holding Corp.	—	1,025,000	—
Affiliated Issuers no longer in the portfolio at period end	1,024,300	33,700	(1,058,000)
TOTAL OF AFFILIATED TRANSACTIONS	12,254,517	12,430,718	(4,939,900)
Semi-Annual Shareholder Report
9

Balance of Shares Held 4/30/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)**	Dividend Income**

60,000	$2,910,000	$485,347	$—	$—
1,000,000	$1,126,610	$126,610	$—	$—

230,300	$2,892,568	$(239,366)	$—	$—

400,000	$4,198,000	$70,635	$—	$—
550,000	$26,873,000	$4,999,900	$—	$176,375

292,550	$10,069,571	$876,676	$—	$—
278,419	$35,700,800	$(17,135,001)	$—	$—
337,211	$43,186,613	$16,206,361	$—	$—
7,393,715	$4,575,231	$575,231	$—	$—
1,800,000	$11,088,000	$1,646,888	$—	$—
500,000	$3,755,000	$946,548	$—	$—
176,600	$646,268	$135,187	$—	$—
129,500	$641,025	$641,025	$—	$—
222,500	$25,298	$(147,406)	$—	$—
467,500	$56,661	$(238,706)	$—	$—
312,500	$3,868,750	$(2,060,010)	$2,794,204	$—
1,450,000	$9,642,500	$(5,298,206)	$—	$—
1,297,300	$9,561,101	$(4,670,280)	$—	$—
1,144,000	$1,784,640	$640,640	$—	$—
109,440	$42,539	$26,189	$—	$—
154,800	$120,264	$62,895	$—	$—
414,000	$23,262,660	$11,762,593	$—	$—

1,025,000	$2,142,250	$604,750	$—	$—
—	—	$(294,910)	$(922,056)	$—
19,745,335	$198,169,349	$9,723,590	$1,872,148	$176,375
*	At April 30, 2019, the Fund no longer has ownership of at least 5% of the voting shares.
**	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
***	A 1:10 reverse stock split occurred for this issue on December 31, 2018.
Semi-Annual Shareholder Report
10

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	61,870,714	361,272,309	423,143,023
Purchases/Additions	358,940,702	1,072,881,200	1,431,821,902
Sales/Reductions	(298,176,869)	(682,860,795)	(981,037,664)
Balance of Shares Held 4/30/2019	122,634,547	751,292,714	873,927,261
Value	$122,634,547	$751,442,973	$874,077,520
Change in Unrealized Appreciation/ Depreciation	N/A	$44,479	$44,479
Net Realized Gain/(Loss)	N/A	$(10,529)	$(10,529)
Dividend Income	$921,606	$6,953,385	$7,874,991
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
11

The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,656,527,268	$—	$1,727,697	$1,658,254,965
International	406,870,452	199,775,941	474,751	607,121,144
Debt Securities:
Corporate Bonds	—	4,514,672	—	4,514,672
Warrants	—	1,532,055	—	1,532,055
Investment Companies	874,077,520	—	—	874,077,520
TOTAL SECURITIES	$2,937,475,240	$205,822,668	$2,202,448	$3,145,500,356
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$36.01	$32.58	$23.94	$25.38	$28.77	$29.88
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.13)	(0.27)	(0.17)	(0.22)	(0.32)
Net realized and unrealized gain (loss)	6.97	5.65	9.10	0.76	2.09	4.16
TOTAL FROM INVESTMENT OPERATIONS	6.95	5.52	8.83	0.59	1.87	3.84
Less Distributions:
Distributions from net realized gain	(2.07)	(2.09)	(0.19)	(2.03)	(5.26)	(4.95)
Net Asset Value, End of Period	$40.89	$36.01	$32.58	$23.94	$25.38	$28.77
Total Return[2]	20.31%	18.10%	37.12%	2.27%	7.12%	13.37%
Ratios to Average Net Assets:
Net expenses	1.35%[3]	1.35%	1.85%	1.95%[4]	1.95%[4]	1.95%[4]
Net investment income (loss)	(0.10)%[3]	(0.37)%	(0.95)%	(0.73)%	(0.83)%	(1.11)%
Expense waiver/reimbursement[5]	0.15%[3]	0.17%	0.13%	0.14%	0.12%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$807,036	$580,003	$401,920	$343,323	$600,840	$466,020
Portfolio turnover	18%	39%	46%	48%	88%	65%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95% and 1.95% for the years ended October 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$31.02	$28.52	$21.10	$22.72	$26.41	$27.93
Income From Investment Operations:
Net investment income (loss)[1]	(0.12)	(0.31)	(0.37)	(0.26)	(0.33)	(0.45)
Net realized and unrealized gain (loss)	5.96	4.90	7.98	0.67	1.90	3.88
TOTAL FROM INVESTMENT OPERATIONS	5.84	4.59	7.61	0.41	1.57	3.43
Less Distributions:
Distributions from net realized gain	(2.07)	(2.09)	(0.19)	(2.03)	(5.26)	(4.95)
Net Asset Value, End of Period	$34.79	$31.02	$28.52	$21.10	$22.72	$26.41
Total Return[2]	19.98%	17.36%	36.33%	1.70%	6.52%	12.75%
Ratios to Average Net Assets:
Net expenses	1.99%[3]	1.99%	2.42%	2.50%[4]	2.50%[4]	2.50%[4]
Net investment income (loss)	(0.74)%[3]	(1.01)%	(1.52)%	(1.28)%	(1.36)%	(1.68)%
Expense waiver/reimbursement[5]	0.05%[3]	0.07%	0.12%	0.16%	0.12%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,503	$16,445	$17,420	$14,987	$20,182	$25,108
Portfolio turnover	18%	39%	46%	48%	88%	65%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50%, 2.50% and 2.50% for the years ended October 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$31.03	$28.53	$21.10	$22.72	$26.41	$27.93
Income From Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.31)	(0.37)	(0.26)	(0.33)	(0.44)
Net realized and unrealized gain (loss)	5.95	4.90	7.99	0.67	1.90	3.87
TOTAL FROM INVESTMENT OPERATIONS	5.84	4.59	7.62	0.41	1.57	3.43
Less Distributions:
Distributions from net realized gain	(2.07)	(2.09)	(0.19)	(2.03)	(5.26)	(4.95)
Net Asset Value, End of Period	$34.80	$31.03	$28.53	$21.10	$22.72	$26.41
Total Return[2]	19.98%	17.36%	36.38%	1.70%	6.52%	12.75%
Ratios to Average Net Assets:
Net expenses	1.97%[3]	1.97%	2.41%	2.50%[4]	2.50%[4]	2.50%[4]
Net investment income (loss)	(0.72)%[3]	(1.00)%	(1.50)%	(1.27)%	(1.36)%	(1.67)%
Expense waiver/reimbursement[5]	0.05%[3]	0.07%	0.08%	0.10%	0.08%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$170,797	$117,888	$151,959	$144,340	$182,689	$182,173
Portfolio turnover	18%	39%	46%	48%	88%	65%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50%, 2.50% and 2.50% for the years ended October 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$36.17	$32.70	$24.02	$25.44	$28.82	$29.91
Income From Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.12)	(0.25)	(0.16)	(0.21)	(0.31)
Net realized and unrealized gain (loss)	7.01	5.68	9.12	0.77	2.09	4.17
TOTAL FROM INVESTMENT OPERATIONS	7.00	5.56	8.87	0.61	1.88	3.86
Less Distributions:
Distributions from net realized gain	(2.07)	(2.09)	(0.19)	(2.03)	(5.26)	(4.95)
Net Asset Value, End of Period	$41.10	$36.17	$32.70	$24.02	$25.44	$28.82
Total Return[2]	20.36%	18.15%	37.17%	2.35%	7.15%	13.43%
Ratios to Average Net Assets:
Net expenses	1.28%[3]	1.32%	1.80%	1.91%[4]	1.90%[4]	1.90%[4]
Net investment income (loss)	(0.04)%[3]	(0.33)%	(0.91)%	(0.68)%	(0.76)%	(1.07)%
Expense waiver/reimbursement[5]	0.35%[3]	0.37%	0.32%	0.31%	0.31%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$105,333	$78,387	$47,497	$37,850	$39,846	$35,789
Portfolio turnover	18%	39%	46%	48%	88%	65%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.91%, 1.90% and 1.90% for the years ended October 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,		Period Ended 10/31/2016[1]
		2018	2017
Net Asset Value, Beginning of Period	$36.50	$32.85	$24.03	$24.05
Income From Investment Operations:
Net investment income (loss)[2]	0.07	0.04	(0.14)	(0.05)
Net realized and unrealized gain (loss)	7.08	5.70	9.15	0.03
TOTAL FROM INVESTMENT OPERATIONS	7.15	5.74	9.01	(0.02)
Less Distributions:
Distributions from net realized gain	(2.07)	(2.09)	(0.19)	—
Net Asset Value, End of Period	$41.58	$36.50	$32.85	$24.03
Total Return[3]	20.60%	18.65%	37.74%	(0.08)%
Ratios to Average Net Assets:
Net expenses	0.89%[4]	0.89%	1.35%	1.50%[4]
Net investment income (loss)	0.37%[4]	0.11%	(0.50)%	(0.26)%[4]
Expense waiver/reimbursement[5]	0.10%[4]	0.12%	0.10%	0.10%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,497,489	$735,235	$215,907	$81,269
Portfolio turnover	18%	39%	46%	48%[6]
1	Reflects operations for the period from December 30, 2015 (start of performance) to October 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018	Period Ended 10/31/2017[1]
Net Asset Value, Beginning of Period	$36.20	$32.60	$30.50
Income From Investment Operations:
Net investment income (loss)[2]	0.07	0.06	(0.01)
Net realized and unrealized gain (loss)	7.03	5.63	2.11
TOTAL FROM INVESTMENT OPERATIONS	7.10	5.69	2.10
Less Distributions:
Distributions from net realized gain	(2.07)	(2.09)	—
Net Asset Value, End of Period	$41.23	$36.20	$32.60
Total Return[3]	20.64%	18.64%	6.89%
Ratios to Average Net Assets:
Net expenses	0.88%[4]	0.88%	0.88%[4]
Net investment income (loss)	0.38%[4]	0.16%	(0.11)%[4]
Expense waiver/reimbursement[5]	0.04%[4]	0.07%	0.12%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$87,616	$29,623	$58
Portfolio turnover	18%	39%	46%[6]
1	Reflects operations for the period from September 1, 2017 (start of performance) to October 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $438,037,077 of securities loaned and including $874,077,520 of investment in affiliated holdings and $147,951,730 of investment in affiliated companies (identified cost $2,426,015,615)		$3,145,500,356
Cash		5,950,000
Cash denominated in foreign currencies (identified cost $75)		75
Income receivable		148,202
Income receivable from affiliated holdings		1,637,487
Receivable for investments sold		4,900,311
Receivable for shares sold		22,998,297
TOTAL ASSETS		3,181,134,728
Liabilities:
Payable for investments purchased	$20,397,706
Payable for shares redeemed	2,274,264
Payable for collateral due to broker for securities lending	470,968,905
Payable for investment adviser fee (Note 5)	56,319
Payable for administrative fees (Note 5)	5,837
Payable for distribution services fee (Note 5)	256,069
Payable for other service fees (Notes 2 and 5)	332,007
Accrued expenses (Note 5)	68,617
TOTAL LIABILITIES		494,359,724
Net assets for 65,875,657 shares outstanding		$2,686,775,004
Net Assets Consist of:
Paid-in capital		$1,966,533,012
Total distributable earnings (loss)		720,241,992
TOTAL NET ASSETS		$2,686,775,004
Semi-Annual Shareholder Report
19

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($807,035,916 ÷ 19,734,409 shares outstanding), no par value, unlimited shares authorized	$40.89
Offering price per share (100/94.50 of $40.89)	$43.27
Redemption proceeds per share	$40.89
Class B Shares:
Net asset value per share ($18,503,333 ÷ 531,912 shares outstanding), no par value, unlimited shares authorized	$34.79
Offering price per share	$34.79
Redemption proceeds per share (94.50/100 of $34.79)	$32.88
Class C Shares:
Net asset value per share ($170,797,126 ÷ 4,907,812 shares outstanding), no par value, unlimited shares authorized	$34.80
Offering price per share	$34.80
Redemption proceeds per share (99.00/100 of $34.80)	$34.45
Class R Shares:
Net asset value per share ($105,333,172 ÷ 2,562,824 shares outstanding), no par value, unlimited shares authorized	$41.10
Offering price per share	$41.10
Redemption proceeds per share	$41.10
Institutional Shares:
Net asset value per share ($1,497,489,416 ÷ 36,013,423 shares outstanding), no par value, unlimited shares authorized	$41.58
Offering price per share	$41.58
Redemption proceeds per share	$41.58
Class R6 Shares:
Net asset value per share ($87,616,041 ÷ 2,125,277 shares outstanding), no par value, unlimited shares authorized	$41.23
Offering price per share	$41.23
Redemption proceeds per share	$41.23
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Dividends (including $3,936,400 received from affiliated companies and holdings* and net of foreign taxes withheld of $199,666)			$9,868,673
Net income on securities loaned (includes $4,114,966 received from affiliated holdings related to cash collateral balances*)			2,022,299
Interest			118,420
TOTAL INCOME			12,009,392
Expenses:
Investment adviser fee (Note 5)		$7,630,881
Administrative fee (Note 5)		761,613
Custodian fees		52,905
Transfer agent fee (Note 2)		850,802
Directors'/Trustees' fees (Note 5)		6,072
Auditing fees		22,954
Legal fees		5,612
Portfolio accounting fees		105,321
Distribution services fee (Note 5)		1,609,556
Other service fees (Notes 2 and 5)		989,838
Share registration costs		83,197
Printing and postage		38,897
Miscellaneous (Note 5)		19,487
TOTAL EXPENSES		12,177,135
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(432,231)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(736,193)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,168,424)
Net expenses			11,008,711
Net investment income			1,000,681
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Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $1,861,619 on sales of investments in affiliated companies and holdings*)	$3,064,266
Net realized gain on foreign currency transactions	34,881
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $9,768,069 on investments in affiliated companies and holdings*)	369,774,975
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	3,246
Net realized and unrealized gain on investments and foreign currency transactions	372,877,368
Change in net assets resulting from operations	$373,878,049
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,000,681	$(3,408,276)
Net realized gain	3,099,147	94,028,384
Net change in unrealized appreciation/depreciation	369,778,221	47,960,052
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	373,878,049	138,580,160
Distributions to Shareholders (Note 2):
Class A Shares	(33,548,216)	(25,996,283)
Class B Shares	(1,064,216)	(1,246,610)
Class C Shares	(7,908,178)	(11,040,219)
Class R Shares	(5,392,467)	(3,050,351)
Institutional Shares	(41,694,450)	(12,832,699)
Class R6 Shares	(1,962,523)	(1,296,030)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(91,570,050)	(55,462,192)
Share Transactions:
Proceeds from sale of shares	1,150,197,961	1,118,477,136
Net asset value of shares issued to shareholders in payment of distributions declared	87,265,064	51,860,138
Cost of shares redeemed	(390,578,359)	(530,633,476)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	846,884,666	639,703,798
Change in net assets	1,129,192,665	722,821,766
Net Assets:
Beginning of period	1,557,582,339	834,760,573
End of period	$2,686,775,004	$1,557,582,339
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Class B Shares are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar
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securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,168,424 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$298,465	$(180,631)
Class B Shares	9,897	—
Class C Shares	72,279	(5,261)
Class R Shares	101,115	—
Institutional Shares	365,165	(243,909)
Class R6 Shares	3,881	—
TOTAL	$850,802	$(429,801)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,611 of other service fees for the six months ended April 30, 2019. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$802,661
Class B Shares	20,825
Class C Shares	166,352
TOTAL	$989,838
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2019, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
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Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$438,037,077	$470,968,905
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,457,550	$205,563,878	8,406,988	$308,189,562
Shares issued to shareholders in payment of distributions declared	925,703	32,232,986	802,984	24,523,131
Shares redeemed	(2,756,398)	(100,647,171)	(5,439,758)	(196,984,464)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,626,855	$137,149,693	3,770,214	$135,728,229

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	45,622	$1,459,004	23,155	$713,653
Shares issued to shareholders in payment of distributions declared	35,178	1,044,433	46,090	1,220,001
Shares redeemed	(78,962)	(2,496,964)	(149,887)	(4,590,649)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,838	$6,473	(80,642)	$(2,656,995)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,554,828	$49,923,779	1,722,987	$54,996,684
Shares issued to shareholders in payment of distributions declared	255,939	7,601,381	403,930	10,692,028
Shares redeemed	(701,556)	(22,055,959)	(3,654,681)	(118,541,245)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,109,211	$35,469,201	(1,527,764)	$(52,852,533)
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	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	1,143,737	$42,798,355	1,143,163	$42,649,214
Shares issued to shareholders in payment of distributions declared	151,834	5,311,138	96,233	2,951,475
Shares redeemed	(900,161)	(34,421,165)	(524,569)	(18,726,535)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	395,410	$13,688,328	714,827	$26,874,154

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,878,566	$796,925,121	17,500,741	$649,741,071
Shares issued to shareholders in payment of distributions declared	1,106,785	39,113,796	362,553	11,177,480
Shares redeemed	(6,115,810)	(224,699,252)	(4,292,060)	(159,638,558)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	15,869,541	$611,339,665	13,571,234	$501,279,993

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,419,637	$53,527,824	1,680,622	$62,186,952
Shares issued to shareholders in payment of distributions declared	55,990	1,961,330	42,381	1,296,023
Shares redeemed	(168,615)	(6,257,848)	(906,506)	(32,152,025)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,307,012	$49,231,306	816,497	$31,330,950
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	22,309,867	$846,884,666	17,264,366	$639,703,798
4. FEDERAL TAX INFORMATION
At April 30, 2019, the cost of investments for federal tax purposes was $2,426,015,615. The net unrealized appreciation of investments for federal tax purposes was $719,484,741. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $759,849,485 and net unrealized depreciation from investments for those securities having an excess of cost over value of $40,364,744.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2019,
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the Adviser waived $224,306 of its fee and reimbursed $429,801 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2019, the Adviser reimbursed $207,925.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2019, the Sub-Adviser earned a fee of $5,851,022.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$806,059	$(161,212)
Class B Shares	62,474	—
Class C Shares	499,056	—
Class R Shares	241,967	(145,180)
TOTAL	$1,609,556	$(306,392)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2019, FSC retained $734,635 fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2019, FSC retained $134,971 in sales charges from the sale of Class A Shares. FSC also retained $1,593, $10,061 and $27,293 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2019, FSSC received $65,269 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C, Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.35%, 2.02%, 2.00%, 1.35%, 0.89% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $5,994,458 and $4,880,330, respectively.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2019, were as follows:
Purchases	$799,540,589
Sales	$314,300,724
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2019, the Fund had no outstanding loans. During the six months ended April 30, 2019, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,203.10	$7.37
Class B Shares	$1,000	$1,199.80	$10.85
Class C Shares	$1,000	$1,199.80	$10.74
Class R Shares	$1,000	$1,203.60	$6.99
Institutional Shares	$1,000	$1,206.00	$4.87
Class R6 Shares	$1,000	$1,206.40	$4.81
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.10	$6.76
Class B Shares	$1,000	$1,014.90	$9.94
Class C Shares	$1,000	$1,015.00	$9.84
Class R Shares	$1,000	$1,018.50	$6.41
Institutional Shares	$1,000	$1,020.40	$4.46
Class R6 Shares	$1,000	$1,020.40	$4.41
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.35%
Class B Shares	1.99%
Class C Shares	1.97%
Class R Shares	1.28%
Institutional Shares	0.89%
Class R6 Shares	0.88%
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Evaluation and Approval of Advisory Contract–May 2018
Federated kaufmann small CAP fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Equity Management Company of Pennsylvania (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a Federated fund). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
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that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and
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net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as
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alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive. The CCO noted that, in 2017, while the Fund's expenses were above median relative to its Peer Group, those fees remained reasonable in light of its extensive bottom-up investment process, the relative expense of that process, the resulting estimated profitability of the Fund over time, and the performance generated over time compared to its Peer Group.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and
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willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In
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addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
In 2017, the Board approved a reduction of 50 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and
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subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts were appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be view. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Kaufmann Small Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172636
CUSIP 314172628
CUSIP 314172610
CUSIP 314172537
CUSIP 31421N402
CUSIP 31421N683
28534 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2019
Share Class | Ticker	A | FGSAX	C | FGSCX	Institutional | FGSIX	R6 | FGSKX

Federated MDT Mid Cap Growth Fund
Fund Established 1984

A Portfolio of Federated Equity Funds
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated MDT Mid Cap Growth Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2018 through April 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At April 30, 2019, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	33.8%
Consumer Discretionary	16.8%
Industrials	15.8%
Health Care	12.2%
Financials	7.7%
Communication Services	4.0%
Consumer Staples	3.2%
Materials	2.7%
Energy	1.2%
Securities Lending Collateral[2]	0.8%
Cash Equivalents[3]	2.0%
Other Assets and Liabilities—Net[4]	(0.2)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—97.4%
		Communication Services—4.0%
117,453	[1]	AMC Networks, Inc.	$6,860,430
223,304	[1]	Live Nation Entertainment, Inc.	14,590,683
6,885	[1]	Match Group, Inc.	415,854
15,048	[1]	Twitter, Inc.	600,566
12,254	[1]	Zayo Group Holdings, Inc.	383,427
		TOTAL	22,850,960
		Consumer Discretionary—16.8%
41,625		Advance Auto Parts, Inc.	6,923,070
1,699	[1]	AutoZone, Inc.	1,747,099
65,266	[1]	Burlington Stores, Inc.	11,024,080
10,715	[1]	Chipotle Mexican Grill, Inc.	7,372,349
32,272		Choice Hotels International, Inc.	2,679,867
122,429		Dunkin' Brands Group, Inc.	9,136,876
81,727		Expedia Group, Inc.	10,611,434
2,890		Foot Locker, Inc.	165,337
74,300	[1,2]	GNC Holdings, Inc.	164,946
24,395		Harley-Davidson, Inc.	908,226
83,984		Hilton Worldwide Holdings, Inc.	7,305,768
29,068	[1]	Lululemon Athletica, Inc.	5,126,142
1,339	[1]	O'Reilly Automotive, Inc.	506,905
17,617		Pulte Group, Inc.	554,231
29,603	[1]	The Michaels Companies, Inc.	332,738
81,579		The Wendy's Co.	1,518,185
12,604	[1]	Under Armour, Inc., Class A	291,026
195,639	[1]	Urban Outfitters, Inc.	5,816,347
118,006		V.F. Corp.	11,140,946
288,771		Wyndham Destinations, Inc.	12,578,865
		TOTAL	95,904,437
		Consumer Staples—3.2%
80,374		Church and Dwight, Inc.	6,024,031
35,406		Clorox Co.	5,655,401
50,882		Nu Skin Enterprises, Inc., Class A	2,588,367
32,583	[1]	Post Holdings, Inc.	3,674,711
		TOTAL	17,942,510
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Energy—1.2%
140,974	[1]	Continental Resources, Inc.	$6,483,394
7,043		ONEOK, Inc.	478,431
		TOTAL	6,961,825
		Financials—7.7%
132,356		Citizens Financial Group, Inc.	4,791,287
66,153		Everest Re Group Ltd.	15,579,032
39,800		LPL Investment Holdings, Inc.	2,948,782
8,120		Pinnacle Financial Partners, Inc.	471,528
147,746		Progressive Corp., OH	11,546,350
25,868		Signature Bank	3,416,387
132,528		Synchrony Financial	4,594,746
13,654	[2]	Waddell & Reed Financial, Inc., Class A	255,739
		TOTAL	43,603,851
		Health Care—12.2%
88,644	[1]	Alkermes, Inc.	2,687,686
16,604		Bruker Corp.	640,914
14,950	[1]	Charles River Laboratories International, Inc.	2,100,027
36,650	[1]	DaVita HealthCare Partners, Inc.	2,024,546
25,226	[1]	Edwards Lifesciences Corp.	4,441,542
4,850		Encompass Health Corp.	312,583
71,028	[1]	Exelixis, Inc.	1,396,410
24,346	[1]	IDEXX Laboratories, Inc.	5,648,272
61,886	[1]	Incyte Corporation	4,752,845
85,866	[1]	Ionis Pharmaceuticals, Inc.	6,382,420
23,147	[1]	Jazz Pharmaceuticals PLC.	3,003,786
1,163	[1]	Masimo Corp.	151,364
17,814	[1]	Mettler-Toledo International, Inc.	13,276,062
34,622	[1]	Molina Healthcare, Inc.	4,488,050
2,592	[1]	PRA Health Sciences, Inc.	250,957
128,898	[1]	Veeva Systems, Inc.	18,028,963
		TOTAL	69,586,427
		Industrials—15.8%
2,356		Armstrong World Industries, Inc.	204,195
66,419		C.H. Robinson Worldwide, Inc.	5,379,939
47,928		Cintas Corp.	10,407,086
10,808	[1]	CoStar Group, Inc.	5,363,470
3,215		Fortive Corp.	277,583
7,865		Grainger (W.W.), Inc.	2,217,930
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
3,842	[1]	HD Supply, Inc.	$175,541
70,131		Harris Corp.	11,817,073
9,765		Heico Corp.	1,030,500
92,593	[1]	Jet Blue Airways Corp.	1,717,600
50,649		Lennox International, Inc.	13,748,671
49,868		MSC Industrial Direct Co.	4,171,458
142,142		Masco Corp.	5,552,067
3,261	[1]	Middleby Corp.	430,876
35,233		Pitney Bowes, Inc.	250,507
107,189		R.R. Donnelley & Sons Co.	495,213
77,552		Robert Half International, Inc.	4,815,204
37,785		Rockwell Automation, Inc.	6,828,127
76,771		Spirit AeroSystems Holdings, Inc., Class A	6,671,400
7,633	[1]	Transdigm Group, Inc.	3,683,075
70,561	[1,2]	XPO Logistics, Inc.	4,803,793
		TOTAL	90,041,308
		Information Technology—33.8%
88,142	[1]	Ansys, Inc.	17,258,204
17,222	[1]	Arista Networks, Inc.	5,378,258
45,515	[1]	Atlassian Corp. PLC	5,013,477
113,486	[1]	Autodesk, Inc.	20,224,340
199,108		Booz Allen Hamilton Holding Corp.	11,805,113
2,791		CDK Global, Inc.	168,353
54,127		CDW Corp.	5,715,811
156,703	[1]	Cadence Design Systems, Inc.	10,872,054
82,862	[1]	CoreLogic, Inc.	3,365,026
121,807	[1]	Fortinet, Inc.	11,379,210
77,226		Global Payments, Inc.	11,280,402
54,595	[1]	GoDaddy, Inc.	4,449,493
36,505		LogMeIn, Inc.	3,008,012
28,211		National Instruments Corp.	1,328,738
98,670		NetApp, Inc.	7,188,110
110,473	[1]	ON Semiconductor Corp.	2,547,507
42,303	[1]	Palo Alto Networks, Inc.	10,526,256
10,059		Paychex, Inc.	848,074
13,847	[1]	Paycom Software, Inc.	2,804,433
15,454	[1]	RingCentral, Inc.	1,798,382
57,701	[1]	ServiceNow, Inc.	15,666,399
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
17,462	[1]	WEX, Inc.	$3,672,259
6,880		Western Union Co.	133,747
33,480	[1]	Workday, Inc.	6,884,492
148,588		Xilinx, Inc.	17,851,362
46,822	[1]	Zebra Technologies Corp., Class A	9,885,997
21,378	[1]	Zendesk, Inc.	1,876,561
		TOTAL	192,930,070
		Materials—2.7%
72,423		Grace (W.R.) & Co.	5,473,730
4,077		Scotts Miracle-Gro Co.	346,627
3,681		Sealed Air Corp.	171,608
137,539		Westlake Chemical Corp.	9,593,345
		TOTAL	15,585,310
		TOTAL COMMON STOCKS (IDENTIFIED COST $479,016,414)	555,406,698
		INVESTMENT COMPANIES—2.8%
4,451,355		Federated Government Obligations Fund, Premier Shares, 2.35%[3]	4,451,355
11,448,377		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.52%[3]	11,450,667
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $15,900,318)	15,902,022
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $494,916,732)[4]	571,308,720
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(1,156,275)
		TOTAL NET ASSETS—100%	$570,152,445
Semi-Annual Shareholder Report
5

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	1,554,170	7,344,861	8,899,031
Purchases/Additions	34,466,215	94,702,097	129,168,312
Sales/Reductions	(31,569,030)	(90,598,581)	(122,167,611)
Balance of Shares Held 4/30/2019	4,451,355	11,448,377	15,899,732
Value	$4,451,355	$11,450,667	$15,902,022
Change in Unrealized Appreciation/Depreciation	N/A	$(84)	$(84)
Net Realized Gain/(Loss)	N/A	$2,016	$2,016
Dividend Income	$31,607	$148,869	$180,476
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$41.35	$43.07	$33.37	$42.50	$48.23	$47.18
Income From Investment Operations:
Net investment income (loss)[1]	(0.00)[2]	(0.14)	(0.04)	0.05	(0.03)	0.08
Net realized and unrealized gain (loss)	5.02	3.92	10.06	(0.77)	1.01	6.88
TOTAL FROM INVESTMENT OPERATIONS	5.02	3.78	10.02	(0.72)	0.98	6.96
Less Distributions:
Distributions from net investment income	—	—	(0.02)	—	(0.07)	—
Distributions from net realized gain	(4.85)	(5.50)	(0.30)	(8.41)	(6.64)	(5.91)
TOTAL DISTRIBUTIONS	(4.85)	(5.50)	(0.32)	(8.41)	(6.71)	(5.91)
Net Asset Value, End of Period	$41.52	$41.35	$43.07	$33.37	$42.50	$48.23
Total Return[3]	14.28%	9.43%	30.20%	(2.07)%	1.96%	16.50%
Ratios to Average Net Assets:
Net expenses	1.14%[4]	1.22%	1.22%	1.22%	1.22%	1.22%
Net investment income (loss)	(0.00)%[4,5]	(0.33)%	(0.10)%	0.16%	(0.08)%	0.17%
Expense waiver/reimbursement[6]	0.12%[4]	0.06%	0.10%	0.11%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$264,534	$238,586	$236,955	$206,210	$246,414	$269,537
Portfolio turnover	79%	171%	109%	115%	122%	41%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$29.12	$32.11	$25.12	$34.27	$40.36	$40.68
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.33)	(0.25)	(0.15)	(0.30)	(0.22)
Net realized and unrealized gain (loss)	3.27	2.84	7.54	(0.59)	0.85	5.81
TOTAL FROM INVESTMENT OPERATIONS	3.17	2.51	7.29	(0.74)	0.55	5.59
Less Distributions:
Distributions from net realized gain	(4.85)	(5.50)	(0.30)	(8.41)	(6.64)	(5.91)
Net Asset Value, End of Period	$27.44	$29.12	$32.11	$25.12	$34.27	$40.36
Total Return[2]	13.87%	8.58%	29.25%	(2.78)%	1.18%	15.66%
Ratios to Average Net Assets:
Net expenses	1.88%[3]	1.97%	1.97%	1.97%	1.97%	1.97%
Net investment income (loss)	(0.76)%[3]	(1.09)%	(0.85)%	(0.60)%	(0.83)%	(0.58)%
Expense waiver/reimbursement[4]	0.16%[3]	0.08%	0.12%	0.13%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,727	$10,619	$10,613	$9,188	$11,509	$12,666
Portfolio turnover	79%	171%	109%	115%	122%	41%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$42.48	$44.01	$34.09	$43.14	$48.88	$47.63
Income From Investment Operations:
Net investment income (loss)[1]	0.06	(0.05)	0.07	0.14	0.08	0.20
Net realized and unrealized gain (loss)	5.19	4.02	10.25	(0.78)	1.01	6.96
TOTAL FROM INVESTMENT OPERATIONS	5.25	3.97	10.32	(0.64)	1.09	7.16
Less Distributions:
Distributions from net investment income	—	—	(0.10)	—	(0.19)	—
Distributions from net realized gain	(4.85)	(5.50)	(0.30)	(8.41)	(6.64)	(5.91)
TOTAL DISTRIBUTIONS	(4.85)	(5.50)	(0.40)	(8.41)	(6.83)	(5.91)
Net Asset Value, End of Period	$42.88	$42.48	$44.01	$34.09	$43.14	$48.88
Total Return[2]	14.46%	9.69%	30.52%	(1.81)%	2.19%	16.80%
Ratios to Average Net Assets:
Net expenses	0.84%[3]	0.95%	0.97%	0.97%	0.97%	0.97%
Net investment income (loss)	0.28%[3]	(0.12)%	0.19%	0.41%	0.19%	0.43%
Expense waiver/reimbursement[4]	0.19%[3]	0.07%	0.11%	0.07%	0.05%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$255,579	$177,959	$24,559	$40,057	$49,554	$75,756
Portfolio turnover	79%	171%	109%	115%	122%	41%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$38.95	$40.80	$31.53	$40.74	$46.63	$46.02
Income From Investment Operations:
Net investment income (loss)[1]	0.03	(0.03)	0.04	(0.07)	(0.23)	(0.17)
Net realized and unrealized gain (loss)	4.71	3.68	9.53	(0.73)	0.98	6.69
TOTAL FROM INVESTMENT OPERATIONS	4.74	3.65	9.57	(0.80)	0.75	6.52
Less Distributions:
Distributions from net realized gain	(4.85)	(5.50)	(0.30)	(8.41)	(6.64)	(5.91)
Net Asset Value, End of Period	$38.84	$38.95	$40.80	$31.53	$40.74	$46.63
Total Return[2]	14.46%	9.67%	30.54%	(2.42)%	1.49%	15.89%
Ratios to Average Net Assets:
Net expenses	0.83%[3]	0.95%	0.96%	1.61%	1.69%	1.72%
Net investment income (loss)	0.19%[3]	(0.08)%	0.12%	(0.22)%	(0.55)%	(0.37)%
Expense waiver/reimbursement[4]	0.11%[3]	0.02%	0.04%	0.05%	0.01%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,312	$6,576	$37,815	$1,529	$1,831	$2,150
Portfolio turnover	79%	171%	109%	115%	122%	41%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $4,404,322 of securities loaned and including $15,902,022 of investment in affiliated holdings (identified cost $494,916,732)		$571,308,720
Income receivable		113,968
Income receivable from affiliated holdings		59,656
Receivable for investments sold		6,253,960
Receivable for shares sold		4,260,956
TOTAL ASSETS		581,997,260
Liabilities:
Payable for investments purchased	$6,873,671
Payable for shares redeemed	328,108
Payable for collateral due to broker for securities lending	4,451,355
Payable for investment adviser fee (Note 5)	10,175
Payable for administrative fees (Note 5)	1,233
Payable for distribution services fee (Note 5)	9,250
Payable for other service fees (Notes 2 and 5)	123,972
Accrued expenses (Note 5)	47,051
TOTAL LIABILITIES		11,844,815
Net assets for 13,787,752 shares outstanding		$570,152,445
Net Assets Consist of:
Paid-in capital		$493,676,892
Total distributable earnings		76,475,553
TOTAL NET ASSETS		$570,152,445
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($264,534,455 ÷ 6,370,611 shares outstanding), no par value, unlimited shares authorized	$41.52
Offering price per share (100/94.50 of $41.52)	$43.94
Redemption proceeds per share	$41.52
Class C Shares:
Net asset value per share ($15,727,267 ÷ 573,099 shares outstanding), no par value, unlimited shares authorized	$27.44
Offering price per share	$27.44
Redemption proceeds per share (99.00/100 of $27.44)	$27.17
Institutional Shares:
Net asset value per share ($255,578,529 ÷ 5,960,665 shares outstanding), no par value, unlimited shares authorized	$42.88
Offering price per share	$42.88
Redemption proceeds per share	$42.88
Class R6 Shares:
Net asset value per share ($34,312,194 ÷ 883,377 shares outstanding), no par value, unlimited shares authorized	$38.84
Offering price per share	$38.84
Redemption proceeds per share	$38.84
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Dividends (including $148,869 received from an affiliated holding*)			$2,587,628
Net income on securities loaned (includes $31,607 received from an affiliated holding* related to cash collateral balances)			1,979
TOTAL INCOME			2,589,607
Expenses:
Investment adviser fee (Note 5)		$1,719,506
Administrative fee (Note 5)		182,846
Custodian fees		27,344
Transfer agent fee (Note 2)		244,830
Directors'/Trustees' fees (Note 5)		1,865
Auditing fees		13,919
Legal fees		5,388
Portfolio accounting fees		64,048
Distribution services fee (Note 5)		46,787
Other service fees (Notes 2 and 5)		312,879
Share registration costs		39,484
Printing and postage		23,868
Miscellaneous (Note 5)		14,093
TOTAL EXPENSES		2,696,857
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(269,664)
Reimbursement of other operating expenses (Notes 2 and 5)	(74,111)
TOTAL WAIVER AND REIMBURSEMENTS		(343,775)
Net expenses			2,353,082
Net investment income			236,525
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $2,016 on sales of investments in an affiliated holding*)			2,786,238
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(84) of investments in an affiliated holding*)			62,872,628
Net realized and unrealized gain (loss) on investments			65,658,866
Change in net assets resulting from operations			$65,895,391
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$236,525	$(1,082,623)
Net realized gain	2,786,238	49,027,641
Net change in unrealized appreciation/depreciation	62,872,628	(25,235,359)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	65,895,391	22,709,659
Distributions to Shareholders:
Class A Shares	(27,927,985)	(29,965,706)
Class B Shares[1]	—	(327,239)
Class C Shares	(1,861,401)	(1,804,338)
Institutional Shares	(18,505,100)	(3,136,146)
Class R6 Shares	(1,015,627)	(5,071,489)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(49,310,113)	(40,304,918)
Share Transactions:
Proceeds from sale of shares	165,090,730	225,133,373
Net asset value of shares issued to shareholders in payment of distributions declared	45,303,236	37,448,217
Cost of shares redeemed	(90,567,531)	(123,138,168)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	119,826,435	139,443,422
Change in net assets	136,411,713	121,848,163
Net Assets:
Beginning of period	433,740,732	311,892,569
End of period	$570,152,445	$433,740,732
1	On February 2, 2018, Class B Shares were converted to Class A Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Federated MDT Mid Cap Growth Fund, a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.
On February 2, 2018, Class B Shares were converted into the Fund's existing Class A Shares at the close of business pursuant to a Plan of Conversion approved by the Fund's Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder's investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
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■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $343,775 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$114,668	$—
Class C Shares	8,487	(2,883)
Institutional Shares	119,369	(71,228)
Class R6 Shares	2,306	—
TOTAL	$244,830	$(74,111)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$297,283
Class C Shares	15,596
TOTAL	$312,879
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements, between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
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As of April 30, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$4,404,322	$4,451,355
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	379,826	$14,420,213	565,944	$24,497,958
Shares issued to shareholders in payment of distributions declared	731,469	25,696,511	698,338	27,465,618
Shares redeemed	(510,460)	(19,359,818)	(995,511)	(42,306,088)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	600,835	$20,756,906	268,771	$9,657,488

	Six Months Ended 4/30/2019		Year Ended 10/31/2018[1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,077	$29,293
Shares issued to shareholders in payment of distributions declared	—	—	10,944	297,555
Shares redeemed	—	—	(74,055)	(2,127,515)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(62,034)	$(1,800,667)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	227,771	$5,717,158	211,933	$6,492,265
Shares issued to shareholders in payment of distributions declared	75,555	1,758,930	61,023	1,701,339
Shares redeemed	(94,861)	(2,328,991)	(238,896)	(7,411,329)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	208,465	$5,147,097	34,060	$782,275
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	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,975,415	$116,427,841	4,220,296	$184,825,946
Shares issued to shareholders in payment of distributions declared	466,589	16,904,512	72,764	2,933,122
Shares redeemed	(1,670,659)	(66,250,232)	(661,801)	(28,983,786)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,771,345	$67,082,121	3,631,259	$158,775,282

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	757,233	$28,525,518	218,797	$9,287,911
Shares issued to shareholders in payment of distributions declared	28,741	943,283	136,613	5,050,583
Shares redeemed	(71,431)	(2,628,490)	(1,113,459)	(42,309,450)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	714,543	$26,840,311	(758,049)	$(27,970,956)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,295,188	$119,826,435	3,114,007	$139,443,422
1	On February 2, 2018, Class B Shares were converted to Class A Shares.
4. FEDERAL TAX INFORMATION
At April 30, 2019, the cost of investments for federal tax purposes was $494,916,732. The net unrealized appreciation of investments for federal tax purposes was $76,391,988. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $84,447,815 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,055,827.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2019, the Adviser voluntarily waived $265,117 of its fee and voluntarily reimbursed $74,111 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2019, the Adviser reimbursed $4,547.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets annually to compensate FSC.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
Prior to their conversion to Class A Shares at the close of business on February 2, 2018, the Class B Shares were also subject to the Plan at 0.75% annually of the average daily net assets of the Class B Shares.
For the six months ended April 30, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$46,787
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2019, FSC retained $21,822 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2019, FSC retained $12,082 in sales charges from the sale of Class A Shares. FSC also retained $1,539 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2019, FSSC received $24,585 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.88%, 0.84% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2019, were as follows:
Purchases	$433,068,390
Sales	$364,881,539
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2019, the Fund had no outstanding loans. During the six months ended April 30, 2019, the Fund did not utilize the LOC.
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8. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,142.80	$6.06
Class C Shares	$1,000	$1,138.70	$9.97
Institutional Shares	$1,000	$1,144.60	$4.47
Class R6 Shares	$1,000	$1,144.60	$4.41
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.10	$5.71
Class C Shares	$1,000	$1,015.50	$9.39
Institutional Shares	$1,000	$1,020.60	$4.21
Class R6 Shares	$1,000	$1,020.70	$4.16
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.14%
Class C Shares	1.88%
Institutional Shares	0.84%
Class R6 Shares	0.83%
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Evaluation and Approval of Advisory Contract–May 2018
Federated MDT Mid cap growth fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated MDTA LLC (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparation and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO's Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
29

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the
Semi-Annual Shareholder Report
30

compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group, and that the CCO had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the Peer Group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the five-year period and underperformed its benchmark index for the one-year and three-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its
Semi-Annual Shareholder Report
31

receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or
Semi-Annual Shareholder Report
32

adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
34

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
35

Federated MDT Mid Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172107
CUSIP 314172305
CUSIP 314172198
CUSIP 314172529
8010409 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2019
Share Class | Ticker	A | FMAAX	B | FMBBX	C | FMRCX	Institutional | FMIIX

Federated Absolute Return Fund
Fund Established 2000

A Portfolio of Federated Equity Funds
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Absolute Return Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2018 through April 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Equity Securities	47.2%
Collateral on Deposit for Securities Sold Short	10.4%
International Equity Securities	3.1%
U.S. Treasury Securities	11.8%
Securities Sold Short	(10.4)%
Cash Equivalents[2]	37.6%
Other Assets and Liabilities—Net[3]	0.3%
TOTAL	100.0%
At April 30, 2019, the Fund's sector composition4 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Information Technology	23.6%
Communication Services	12.9%
Health Care	12.5%
Consumer Discretionary	11.9%
Industrials	9.0%
Consumer Staples	8.6%
Utilities	6.5%
Financials	4.6%
Real Estate	4.2%
Energy	4.1%
Materials	2.1%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2019 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—50.3%
		Aerospace & Defense—0.6%
1,000		Boeing Co.	$ 377,690
		Airlines—2.2%
12,000		Delta Air Lines, Inc.	699,480
15,000		Southwest Airlines Co.	813,450
		TOTAL	1,512,930
		Banks—0.5%
7,000		CIT Group Holdings, Inc.	372,890
		Beverages—0.6%
6,000		Molson Coors Brewing Co., Class B	385,140
		Biotechnology—1.5%
1,000	[1]	Biogen, Inc.	229,240
7,000		Gilead Sciences, Inc.	455,280
1,000	[1]	Regeneron Pharmaceuticals, Inc.	343,140
		TOTAL	1,027,660
		Capital Markets—0.5%
6,100		TD Ameritrade Holding Corp.	320,738
		Chemicals—0.5%
5,000		Westlake Chemical Corp.	348,750
		Communications Equipment—1.3%
16,000		Cisco Systems, Inc.	895,200
		Containers & Packaging—0.5%
3,600		Packaging Corp. of America	356,976
		Diversified Telecommunication Services—1.7%
20,000		Verizon Communications, Inc.	1,143,800
		Electric Utilities—1.9%
3,000		Entergy Corp.	290,700
20,000		Exelon Corp.	1,019,000
		TOTAL	1,309,700
		Electronic Equipment Instruments & Components—0.3%
1,000	[1]	Zebra Technologies Corp., Class A	211,140
		Equity Real Estate Investment Trust (REITs)—2.1%
4,000		EPR PPTYS	315,440
5,000		Lamar Advertising Co.	413,350
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Equity Real Estate Investment Trust (REITs)—continued
4,000		Simon Property Group, Inc.	$694,800
		TOTAL	1,423,590
		Food & Staples Retailing—1.3%
12,500		Kroger Co.	322,250
10,000		Walgreens Boots Alliance, Inc.	535,700
		TOTAL	857,950
		Health Care Equipment & Supplies—0.7%
5,000		Medtronic PLC	444,050
		Health Care Providers & Services—0.7%
2,000		UnitedHealth Group, Inc.	466,140
		Health Care Technology—0.4%
2,000	[1]	Veeva Systems, Inc.	279,740
		Hotels, Restaurants & Leisure—1.2%
3,000		Darden Restaurants, Inc.	352,800
6,000		Starbucks Corp.	466,080
		TOTAL	818,880
		Household Products—0.8%
5,000		Procter & Gamble Co.	532,400
		Insurance—1.3%
8,000		Aflac, Inc.	403,040
4,500		Prudential Financial, Inc.	475,695
		TOTAL	878,735
		Interactive Media & Services—2.1%
600	[1]	Alphabet, Inc., Class A	719,376
600	[1]	Alphabet, Inc., Class C	713,088
		TOTAL	1,432,464
		Internet & Direct Marketing Retail—1.1%
6,000		Expedia Group, Inc.	779,040
		IT Services—2.3%
2,500		Accenture PLC	456,675
5,000	[1]	Akamai Technologies, Inc.	400,300
10,000		Cognizant Technology Solutions Corp.	729,600
		TOTAL	1,586,575
		Life Sciences Tools & Services—1.5%
6,000		Agilent Technologies, Inc.	471,000
2,000	[1]	Charles River Laboratories International, Inc.	280,940
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Life Sciences Tools & Services—continued
800	[1]	Illumina, Inc.	$249,600
		TOTAL	1,001,540
		Machinery—0.4%
1,500		Cummins, Inc.	249,435
		Media—2.7%
20,000		Comcast Corp., Class A	870,600
5,000	[1]	Facebook, Inc.	967,000
		TOTAL	1,837,600
		Metals & Mining—0.0%
4,315	[1]	Lithion Energy	660
		Multi-Utilities—1.4%
30,000		CenterPoint Energy, Inc.	930,000
		Multiline Retail—1.0%
5,500		Dollar General Corp.	693,495
		Oil Gas & Consumable Fuels—2.1%
7,000		Chevron Corp.	840,420
6,000		ConocoPhillips	378,720
2,000		Valero Energy Corp.	181,320
		TOTAL	1,400,460
		Pharmaceuticals—1.5%
2,000	[1]	Jazz Pharmaceuticals PLC	259,540
10,000		Merck & Co., Inc.	787,100
		TOTAL	1,046,640
		Professional Services—0.7%
8,000		Robert Half International, Inc.	496,720
		Semiconductors & Semiconductor Equipment—2.0%
1,600		Broadcom, Inc.	509,440
16,000		Intel Corp.	816,640
		TOTAL	1,326,080
		Software—4.4%
5,000	[1]	Check Point Software Technologies Ltd.	603,800
5,000	[1]	Fortinet Inc.	467,100
1,500		Intuit, Inc.	376,590
10,000		Open Text Corp.	384,500
15,000		Oracle Corp.	829,950
1,500		VMware, Inc., Class A	306,195
		TOTAL	2,968,135
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Specialty Retail—2.6%
400	[1]	AutoZone, Inc.	$411,324
6,000		Ross Stores, Inc.	585,960
8,000		TJX Cos., Inc.	439,040
6,000		Williams-Sonoma, Inc.	343,020
		TOTAL	1,779,344
		Technology Hardware Storage & Peripherals—1.6%
4,000		Apple, Inc.	802,680
2,000		IBM Corp.	280,540
		TOTAL	1,083,220
		Tobacco—1.7%
12,000		Altria Group, Inc.	651,960
6,000		Philip Morris International, Inc.	519,360
		TOTAL	1,171,320
		Trading Companies & Distributors—0.6%
3,000	[1]	United Rentals, Inc.	422,760
		TOTAL COMMON STOCKS (IDENTIFIED COST $31,963,674)	34,169,587
		U.S. TREASURY—11.8%
8,000,000	[2]	United States Treasury Bill, 2.423%[3], 5/9/2019 (IDENTIFIED COST $7,995,754)	7,995,769
		INVESTMENT COMPANY—37.6%
25,521,340		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.520%[4] (IDENTIFIED COST $25,527,388)	25,526,445
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $65,486,816)[5]	67,691,801
		OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	177,863
		TOTAL NET ASSETS—100%	$67,869,664
Semi-Annual Shareholder Report
5

SECURITIES SOLD SHORT—(10.4)%
Shares		Value in U.S. Dollars
	COMMON STOCKS—(10.4)%
	Banks—(0.6)%
(4,000)	First Republic Bank	$(422,480)
	Beverages—(1.8)%
(5,000)	PepsiCo, Inc.	(640,250)
(12,000)	The Coca-Cola Co.	(588,720)
	TOTAL	(1,228,970)
	Electronic Equipment Instruments & Components—(0.7)%
(5,000)	Amphenol Corp., Class A	(497,800)
	Energy Equipment & Services—(0.5)%
(15,000)	Baker Hughes a GE Co. LLC	(360,300)
	Entertainment—(0.6)%
(1,000)	NetFlix, Inc.	(370,540)
	Food Products—(1.1)%
(8,000)	Kraft Heinz Co./The	(265,920)
(10,000)	Mondelez International, Inc.	(508,500)
	TOTAL	(774,420)
	Health Care Equipment & Supplies—(1.4)%
(2,000)	Becton Dickinson & Co.	(481,480)
(1,500)	Teleflex, Inc.	(429,270)
	TOTAL	(910,750)
	Life Sciences Tools & Services—(0.7)%
(5,000)	PerkinElmer, Inc.	(479,200)
	Machinery—(0.7)%
(3,000)	Stanley Black & Decker Inc.	(439,800)
	Multiline Retail—(0.8)%
(5,000)	Dollar Tree, Inc.	(556,400)
	Oil Gas & Consumable Fuels—(1.0)%
(10,000)	Williams Cos., Inc.	(283,300)
(6,000)	ONEOK, Inc.	(407,580)
	TOTAL	(690,880)
	Semiconductors & Semiconductor Equipment—(0.5)%
(2,000)	Monolithic Power Systems	(311,420)
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $6,398,980)	$(7,042,960)
Net Unrealized Appreciation/Depreciation on the value on Securities Sold Short is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report
6

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2018	15,935,824
Purchases/Additions	42,573,087
Sales/Reductions	(32,987,571)
Balance of Shares Held 4/30/2019	25,251,340
Value	$25,526,445
Change in Unrealized Appreciation/Depreciation	$658
Net Realized Gain/(Loss)	$(107)
Dividend Income	$226,993
1	Non-income-producing security.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its securities sold short.
3	Discount rate at time of purchase.
4	7-day net yield.
5	The cost of investments for federal tax purposes was $65,486,463.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
7

The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$32,020,362	$—	$—	$32,020,362
International	2,149,225	—	—	2,149,225
Debt Securities:
U.S. Treasury	—	7,995,769	—	7,995,769
Investment Company	25,526,445	—	—	25,526,445
TOTAL SECURITIES	$59,696,032	$7,995,769	$—	$67,691,801
Other Financial Instruments:[1]
Assets	$—	$—	$—	$—
Liabilities	(7,042,960)	—	—	(7,042,960)
OTHER FINANCIAL INSTRUMENTS	$(7,042,960)	$—	$—	$(7,042,960)
1	Other financial instruments are securities sold short.
The following acronym is used throughout this portfolio:
REITs	—Real Estate Investment Trusts
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.49	$9.73	$9.45	$10.28	$10.07	$9.47
Income From Investment Operations:
Net investment income (loss)[1]	0.03	(0.01)	0.01	0.01	(0.00)[2]	0.05
Net realized and unrealized gain (loss)	0.22	(1.19)	0.27	(0.84)	0.34	0.55
TOTAL FROM INVESTMENT OPERATIONS	0.25	(1.20)	0.28	(0.83)	0.34	0.60
Less Distributions:
Distributions from net investment income	—	(0.04)	—	—	(0.13)	(0.00)[2]
Net Asset Value, End of Period	$8.74	$8.49	$9.73	$9.45	$10.28	$10.07
Total Return[3]	2.94%	(12.43)%	2.96%	(8.07)%	3.45%	6.38%
Ratios to Average Net Assets:
Net expenses	1.83%[4,5]	2.11%	1.46%	1.50%	1.50%	1.26%
Net expenses excluding dividends and other expenses related to short sales	1.56%[4]	1.32%	1.30%	1.29%	1.32%	1.26%
Net investment income (loss)	0.65%[4]	(0.11)%	0.14%	0.07%	0.03%	0.49%
Expense waiver/reimbursement[6]	0.50%[4]	0.27%	0.16%	0.11%	0.12%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,682	$43,913	$54,314	$69,440	$94,755	$88,588
Portfolio turnover	80%	192%	118%	132%	94%	117%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.83% for the six months ended April 30, 2019, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.25	$9.49	$9.28	$10.17	$9.91	$9.39
Income From Investment Operations:
Net investment income (loss)[1]	(0.00)[2]	(0.08)	(0.06)	(0.07)	(0.07)	(0.03)
Net realized and unrealized gain (loss)	0.21	(1.16)	0.27	(0.82)	0.33	0.55
TOTAL FROM INVESTMENT OPERATIONS	0.21	(1.24)	0.21	(0.89)	0.26	0.52
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.00)[2]
Net Asset Value, End of Period	$8.46	$8.25	$9.49	$9.28	$10.17	$9.91
Total Return[3]	2.55%	(13.07)%	2.26%	(8.75)%	2.62%	5.59%
Ratios to Average Net Assets:
Net expenses	2.58%[4,5]	2.86%	2.21%	2.26%	2.24%	2.03%
Net expenses excluding dividends and other expenses related to short sales	2.31%[4]	2.07%	2.05%	2.04%	2.07%	2.03%
Net investment income (loss)	(0.10)%[4]	(0.88)%	(0.60)%	(0.68)%	(0.70)%	(0.28)%
Expense waiver/reimbursement[6]	0.50%[4]	0.25%	0.16%	0.11%	0.13%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$838	$1,178	$2,777	$4,368	$7,517	$11,193
Portfolio turnover	80%	192%	118%	132%	94%	117%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 2.58% for the six months ended April 30, 2019, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.21	$9.44	$9.23	$10.12	$9.86	$9.35
Income From Investment Operations:
Net investment income (loss)[1]	(0.00)[2]	(0.08)	(0.06)	(0.07)	(0.07)	(0.03)
Net realized and unrealized gain (loss)	0.20	(1.15)	0.27	(0.82)	0.33	0.54
TOTAL FROM INVESTMENT OPERATIONS	0.20	(1.23)	0.21	(0.89)	0.26	0.51
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.00)[2]
Net Asset Value, End of Period	$8.41	$8.21	$9.44	$9.23	$10.12	$9.86
Total Return[3]	2.44%	(13.03)%	2.28%	(8.79)%	2.64%	5.50%
Ratios to Average Net Assets:
Net expenses	2.58%[4,5]	2.86%	2.21%	2.25%	2.24%	2.04%
Net expenses excluding dividends and other expenses related to short sales	2.31%[4]	2.07%	2.05%	2.04%	2.07%	2.04%
Net investment income (loss)	(0.10)%[4]	(0.83)%	(0.59)%	(0.67)%	(0.71)%	(0.28)%
Expense waiver/reimbursement[6]	0.50%[4]	0.25%	0.16%	0.11%	0.13%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,225	$11,493	$31,528	$48,157	$63,406	$70,323
Portfolio turnover	80%	192%	118%	132%	94%	117%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 2.58% for the six months ended April 30, 2019, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.60	$9.85	$9.54	$10.35	$10.14	$9.52
Income From Investment Operations:
Net investment income[1]	0.04	0.01	0.04	0.03	0.02	0.07
Net realized and unrealized gain (loss)	0.22	(1.20)	0.27	(0.84)	0.35	0.55
TOTAL FROM INVESTMENT OPERATIONS	0.26	(1.19)	0.31	(0.81)	0.37	0.62
Less Distributions:
Distributions from net investment income	—	(0.06)	—	—	(0.16)	(0.00)[2]
Net Asset Value, End of Period	$8.86	$8.60	$9.85	$9.54	$10.35	$10.14
Total Return[3]	3.02%	(12.15)%	3.25%	(7.83)%	3.69%	6.56%
Ratios to Average Net Assets:
Net expenses	1.58%[4,5]	1.86%	1.21%	1.25%	1.27%	1.04%
Net expenses excluding dividends and other expenses related to short sales	1.31%[4]	1.07%	1.05%	1.04%	1.07%	1.04%
Net investment income	0.90%[4]	0.12%	0.39%	0.31%	0.22%	0.72%
Expense waiver/reimbursement[6]	0.50%[4]	0.25%	0.16%	0.11%	0.11%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,124	$20,406	$52,974	$112,822	$106,928	$36,380
Portfolio turnover	80%	192%	118%	132%	94%	117%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.58% for the six months ended April 30, 2019, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $25,526,445 of investment in an affiliated holding (identified cost $65,486,816)		$67,691,801
Deposit at broker for short sales		7,036,502
Cash denominated in foreign currencies (identified cost $284,842)		279,504
Receivable for investments sold, net of reserve of $2,674,623 (Note 9)		175,109
Income receivable		73,918
Receivable for shares sold		4,073
TOTAL ASSETS		75,260,907
Liabilities:
Securities sold short, at value (proceeds $6,398,980)	$7,042,960
Payable for shares redeemed	150,204
Payable for distribution services fee (Note 5)	6,257
Dividends payable on short positions	2,571
Payable for investment adviser fee (Note 5)	587
Payable for Directors'/Trustees' fees (Note 5)	338
Accrued expenses (Note 5)	188,326
TOTAL LIABILITIES		7,391,243
Net assets for 7,784,830 shares outstanding		$67,869,664
Net Assets Consists of:
Paid-in capital		$147,844,506
Total distributable earnings (loss)		(79,974,842)
TOTAL NET ASSETS		$67,869,664
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($40,681,897 ÷ 4,655,631 shares outstanding), no par value, unlimited shares authorized	$8.74
Offering price per share (100/94.50 of $8.74)	$9.25
Redemption proceeds per share	$8.74
Class B Shares:
Net asset value per share ($838,473 ÷ 99,158 shares outstanding), no par value, unlimited shares authorized	$8.46
Offering price per share	$8.46
Redemption proceeds per share (94.50/100 of $8.46)	$7.99
Class C Shares:
Net asset value per share ($9,225,430 ÷ 1,096,518 shares outstanding), no par value, unlimited shares authorized	$8.41
Offering price per share	$8.41
Redemption proceeds per share (99.00/100 of $8.41)	$8.33
Institutional Shares:
Net asset value per share ($17,123,864 ÷ 1,933,523 shares outstanding), no par value, unlimited shares authorized	$8.86
Offering price per share	$8.86
Redemption proceeds per share	$8.86
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Dividends (including $226,993 received from an affiliated holding* and net of foreign taxes withheld of $1,465)			$723,924
Interest			144,676
TOTAL INCOME			868,600
Expenses:
Investment adviser fee (Note 5)		$262,968
Administrative fee (Note 5)		28,812
Custodian fees		7,038
Transfer agent fees		100,309
Directors'/Trustees' fees (Note 5)		993
Auditing fees		1,383
Legal fees		4,286
Distribution services fee (Note 5)		41,764
Other service fees (Notes 2 and 5)		65,748
Portfolio accounting fees		84,497
Share registration costs		11,013
Printing and postage		108,962
Dividends and expenses related to short positions		94,234
Miscellaneous (Note 5)		24,777
TOTAL EXPENSES		836,784
Waiver, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(174,737)
Reduction of custodian fees (Note 6)	(252)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION		(174,989)
Net expenses			661,795
Net investment income			$206,805
Semi-Annual Shareholder Report
15

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Short Sales, Certain Receivables and Foreign Currency Transactions:
Net realized loss on investments (including realized loss of $(107) on sales of investments in an affiliated holding) and foreign currency transactions	$(544,267)
Net realized gain on foreign exchange contracts	184
Net realized gain on futures contracts	1,219,165
Net realized loss on short sales	(111,976)
Net change in unrealized depreciation of investments, certain receivables and translation of assets and liabilities in foreign currency (including net change in unrealized depreciation of $658 of investments in an affiliated holding*)	2,643,780
Net change in unrealized appreciation of futures contracts	(939,706)
Net change in unrealized depreciation of short sales	(641,433)
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts, short sales, certain receivables and foreign currency transactions	1,625,747
Change in net assets resulting from operations	$1,832,552
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$206,805	$(234,835)
Net realized gain	563,106	4,814,963
Net change in unrealized appreciation/depreciation	1,062,641	(17,803,365)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,832,552	(13,223,237)
Distributions to Shareholders:
Class A Shares	—	(195,989)
Institutional Shares	—	(312,870)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(508,859)
Share Transactions:
Proceeds from sale of shares	10,698,571	20,716,989
Net asset value of shares issued to shareholders in payment of distributions declared	—	463,531
Cost of shares redeemed	(21,651,505)	(72,051,111)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,952,934)	(50,870,591)
Change in net assets	(9,120,382)	(64,602,687)
Net Assets:
Beginning of period	76,990,046	141,592,733
End of period	$67,869,664	$76,990,046
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of ten diversified portfolios. The financial statements included herein are only those of Federated Absolute Return Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide absolute (positive) returns with low correlation to the U.S. equity market.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestments of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar
Semi-Annual Shareholder Report
18

securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value
Semi-Annual Shareholder Report
19

will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursement and reduction of $174,989 is disclosed in various locations in Note 5 and 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$51,827
Class B Shares	1,184
Class C Shares	12,737
TOTAL	$65,748
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report
21

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage country risk, duration risk and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At April 30, 2019, the fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $29,556,026. This is based on amounts held as of each month-end throughout the six month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination.
At April 30, 2019, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the
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respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the six months ended April 30, 2019, the net realized gain (loss) and the net change in unrealized depreciation on short sales was $(111,976) and $(641,433), respectively.
Option Contracts
The Fund buys/sells put and call options to seek to increase income and return and to manage country risk, currency risk, individual security risk, market risk and sector/asset risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.
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Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At April 30, 2019, the Fund had no outstanding purchased options contracts and no outstanding written options.
The average market value of purchased options held by the Fund throughout the period was $72,848. This is based on amounts held as of each month-end throughout the six month fiscal period.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options[1]	Foreign Exchange Contracts	Total
Foreign exchange contracts	$—	$—	$184	$184
Equity contracts	$2,281,346	$(1,000,952)	$—	$1,280,394
Interest rate contracts	$(1,062,180)	$—	$—	$(1,062,180)
TOTAL	$1,219,166	$(1,000,952)	$184	$218,398

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options[2]	Total
Foreign exchange contracts	$—	$—	$—
Equity contracts	$(843,796)	$526,826	$(316,970)
Interest rate contracts	$(95,910)	$—	$(95,910)
TOTAL	$(939,706)	$526,826	$(412,880)
1	The net realized gain (loss) on Purchased Options is found within the Net realized loss on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized depreciation of Purchased Options is found within the Net change in unrealized depreciation of investments, certain receivables and translation of assets and liabilities in foreign currency on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	128,878	$1,103,927	1,607,284	$14,578,944
Shares issued to shareholders in payment of distributions declared	—	—	17,793	175,979
Shares redeemed	(642,652)	(5,488,658)	(2,035,826)	(18,858,586)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(513,774)	$(4,384,731)	(410,749)	$(4,103,663)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares redeemed	(43,588)	(360,253)	(149,946)	(1,388,303)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(43,588)	$(360,253)	(149,946)	$(1,388,303)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	156,218	$1,276,991	143,685	$1,314,833
Shares redeemed	(459,651)	(3,773,297)	(2,082,271)	(18,432,321)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(303,433)	$(2,496,306)	(1,938,586)	$(17,117,488)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	957,592	$8,317,653	496,613	$4,823,212
Shares issued to shareholders in payment of distributions declared	—	—	28,813	287,552
Shares redeemed	(1,397,210)	(12,029,297)	(3,529,765)	(33,371,901)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(439,618)	$(3,711,644)	(3,004,339)	$(28,261,137)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,300,413)	$(10,952,934)	(5,503,620)	$(50,870,591)
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4. FEDERAL TAX INFORMATION
At April 30, 2019, the cost of investments for federal tax purposes was $65,486,463. The net unrealized depreciation of investments for federal tax purposes was $2,205,338. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,407,580 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,202,242. The amounts presented are inclusive of derivative contracts.
At October 31, 2018, the Fund had a capital loss carryforward of $48,947,317 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010; retains its character as either short-term or long-term and does not expire and is required to be utilized prior to the losses which have Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$30,302,130	$—	$30,302,130
2019	$18,645,187	NA	$18,645,187
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part and treated as occurring on the first day of the following fiscal year. As of October 31, 2018, for federal income tax purposes, a late year ordinary loss of $11,445 was deferred to November 1, 2018.
At October 31, 2018, for federal tax purposes, the Fund had $323,524 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the Adviser voluntarily waived $168,648 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2019, the Sub-Adviser earned a fee of $22,858.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2019, the Adviser reimbursed $6,089.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$3,552
Class C Shares	38,212
TOTAL	$41,764
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2019, FSC retained $5,072 of fees paid by the Fund. For the six months ended April 30, 2019, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2019, FSC retained $607 in sales charges from the sale of Class A Shares. For the six months ended April 30, 2019, FSC also retained $387 and $574 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2019, FSSC received $1,913 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended April 30, 2019, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $75,476,376.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, premiums for risk insurance policies on certain portfolio securities, interest expense, extraordinary expenses, line of credit expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.30%, 2.05%, 2.05% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2019, the Fund's expenses were reduced by $252 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2019, were as follows:
Purchases	$40,669,608
Sales	$46,321,945
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2019, the Fund had no outstanding loans. During the six months ended April 30, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
9. RECEIVABLE FROM BANKRUPTCY TRUSTEE
The amount presented on the Statement of Assets and Liabilities, under the caption receivable for investments sold, includes net realizable proceeds of $213,476 which represents the estimated amount expected to be received from the bankruptcy trustee for certain security transactions executed through Lehman Brothers in 2008.
10. SUBSEQUENT EVENT
In November 2018, the Board approved the tax-free reorganization of the Fund into Federated Global Allocation Fund, which is expected to occur in the third quarter of 2019, pending shareholder approval.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,029.40	$9.21[2]
Class B Shares	$1,000	$1,025.50	$12.96[3]
Class C Shares	$1,000	$1,024.40	$12.95[4]
Institutional Shares	$1,000	$1,030.20	$7.95[5]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.72	$9.15[2]
Class B Shares	$1,000	$1,012.00	$12.87[3]
Class C Shares	$1,000	$1,012.00	$12.87[4]
Institutional Shares	$1,000	$1,016.96	$7.90[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.83%
Class B Shares	2.58%
Class C Shares	2.58%
Institutional Shares	1.58%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 1.30% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.54 and $6.51, respectively.
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3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 2.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $10.30 and $10.24, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 2.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $10.29 and $10.24, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.29 and $5.26, respectively.
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Evaluation and Approval of Advisory Contract–May 2018
federated Absolute Return fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Equity Management Company of Pennsylvania (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
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that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contacts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and
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net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
Semi-Annual Shareholder Report
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competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year and five-year periods was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Semi-Annual Shareholder Report
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fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or
Semi-Annual Shareholder Report
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to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts were appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Absolute Return Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172743
CUSIP 314172735
CUSIP 314172727
CUSIP 314172453
26600 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2019
Share Class | Ticker	A | SVAAX	C | SVACX	Institutional | SVAIX	R6 | SVALX

Federated Strategic Value Dividend Fund
Fund Established 2005

A Portfolio of Federated Equity Funds
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Strategic Value Dividend Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2018 through April 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At April 30, 2019, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Consumer Staples	23.5%
Utilities	18.7%
Energy	15.9%
Communication Services	14.3%
Real Estate	8.6%
Health Care	7.5%
Financials	7.3%
Industrials	2.5%
Information Technology	0.5%
Cash Equivalents[2]	0.9%
Other Assets and Liabilities—Net[3]	0.3%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2019 (unaudited)
Shares		Dividend Yield	Value in U.S. Dollars
	COMMON STOCKS—98.8%
	Communication Services—14.3%
18,409,884	AT&T, Inc.	6.59%	$569,970,009
6,664,485	BCE, Inc.	4.50	298,178,123
6,527,491	Verizon Communications, Inc.	4.21	373,307,210
104,967,014	Vodafone Group PLC	9.12	194,547,736
	TOTAL		1,436,003,078
	Consumer Staples—23.5%
5,498,141	Altria Group, Inc.	5.89	298,714,001
3,526,475	British American Tobacco PLC	6.79	138,322,822
2,226,485	General Mills, Inc.	3.81	114,597,183
4,476,525	Imperial Brands PLC	7.71	142,529,046
2,302,525	Kimberly-Clark Corp.	3.21	295,598,160
2,304,425	PepsiCo, Inc.	2.98	295,081,621
6,375,903	Philip Morris International, Inc.	5.27	551,898,164
1,532,555	Procter & Gamble Co.	2.80	163,186,456
7,376,375	The Coca-Cola Co.	3.26	361,884,958
	TOTAL		2,361,812,411
	Energy—15.9%
58,464,675	BP PLC	5.63	425,103,580
2,835,174	Chevron Corp.	3.96	340,390,990
1,341,600	Enbridge, Inc.	5.07	49,560,188
5,185,700	Exxon Mobil Corp.	4.33	416,307,996
3,408,640	Occidental Petroleum Corp.	5.30	200,700,723
3,090,375	Total S.A.	4.53	172,461,307
	TOTAL		1,604,524,784
	Financials—7.3%
1,414,950	Canadian Imperial Bank of Commerce	4.22	119,146,458
2,243,825	Invesco Ltd.	5.64	49,296,835
6,363,525	KeyCorp	4.22	111,679,864
1,092,469	Muenchener Rueckversicherungs-Gesellschaft AG	3.53	273,650,312
949,975	PNC Financial Services Group	2.78	130,080,077
3,287,150	Regions Financial Corp.	3.61	51,049,439
	TOTAL		734,902,985
	Health Care—7.5%
5,455,500	AbbVie, Inc.	5.39	433,112,145
15,546,273	GlaxoSmithKline PLC	5.08	318,844,913
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2

Shares		Dividend Yield	Value in U.S. Dollars
	COMMON STOCKS—cont.
	Health Care—cont.
	TOTAL		$751,957,058
	Industrials—2.5%
2,380,975	United Parcel Service, Inc.	3.62%	252,907,164
	Information Technology—0.5%
665,975	Paychex, Inc.	2.66	56,148,352
	Real Estate—8.6%
2,168,550	Crown Castle International Corp.	2.35	272,760,219
839,275	Digital Realty Trust, Inc.	2.94	98,791,060
2,058,825	National Retail Properties, Inc.	3.35	108,335,372
3,115,964	Omega Healthcare Investors	4.83	110,273,966
4,436,744	Ventas, Inc.	5.19	271,129,426
	TOTAL		861,290,043
	Utilities—18.7%
1,168,090	American Electric Power Co., Inc.	3.13	99,930,100
5,819,845	Dominion Energy, Inc.	4.71	453,191,330
4,025,959	Duke Energy Corp.	4.07	366,845,384
32,241,290	National Grid- SP PLC	5.56	352,198,200
8,417,305	PPL Corp.	5.29	262,704,089
6,471,968	Southern Co.	4.66	344,438,137
	TOTAL		1,879,307,240
	TOTAL COMMON STOCKS (IDENTIFIED COST $8,855,578,097)		9,938,853,115
	INVESTMENT COMPANY—0.9%
92,649,531	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.520%[1] (IDENTIFIED COST $92,658,020)		92,668,061
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $8,948,236,117)[2]		10,031,521,176
	OTHER ASSETS AND LIABILITIES - NET—0.3%[3]		31,119,751
	TOTAL NET ASSETS—100%		$10,062,640,927
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Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2018	77,185,637
Purchases/Additions	951,899,517
Sales/Reductions	(936,435,623)
Balance of Shares Held 4/30/2019	92,649,531
Value	$92,668,061
Change in Unrealized Appreciation/Depreciation	$(272)
Net Realized Gain/(Loss)	$19,093
Dividend Income	$1,051,333
1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$7,405,013,594	$—	$—	$7,405,013,594
International	516,181,604	2,017,657,917	—	2,533,839,521
Investment Company	92,668,061	—	—	92,668,061
TOTAL SECURITIES	$8,013,863,259	$2,017,657,917	$—	$10,031,521,176
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$5.73	$6.34	$5.97	$6.06	$6.25	$5.78
Income From Investment Operations:
Net investment income	0.10	0.21	0.21	0.18	0.18	0.30
Net realized and unrealized gain (loss)	0.20	(0.21)	0.50	0.20	0.08	0.50
TOTAL FROM INVESTMENT OPERATIONS	0.30	—	0.71	0.38	0.26	0.80
Less Distributions:
Distributions from net investment income	(0.11)	(0.20)	(0.21)	(0.18)	(0.18)	(0.30)
Distributions from net realized gain	(0.22)	(0.41)	(0.13)	(0.29)	(0.27)	(0.03)
TOTAL DISTRIBUTIONS	(0.33)	(0.61)	(0.34)	(0.47)	(0.45)	(0.33)
Net Asset Value, End of Period	$5.70	$5.73	$6.34	$5.97	$6.06	$6.25
Total Return[1]	5.47%	(0.16)%	12.29%	6.77%	4.45%	14.30%
Ratios to Average Net Assets:
Net expenses	1.06%[2]	1.05%	1.06%	1.05%	1.05%	1.05%
Net investment income	3.59%[2]	3.44%	3.36%	3.00%	3.07%	5.06%
Expense waiver/reimbursement[3]	0.13%[2]	0.12%	0.13%	0.14%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,461,568	$1,603,675	$2,400,842	$3,300,976	$2,358,470	$2,277,514
Portfolio turnover	12%	9%	19%	21%	16%	17%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$5.74	$6.35	$5.98	$6.07	$6.26	$5.79
Income From Investment Operations:
Net investment income	0.08	0.16	0.16	0.13	0.14	0.26
Net realized and unrealized gain (loss)	0.21	(0.20)	0.50	0.20	0.08	0.50
TOTAL FROM INVESTMENT OPERATIONS	0.29	(0.04)	0.66	0.33	0.22	0.76
Less Distributions:
Distributions from net investment income	(0.09)	(0.16)	(0.16)	(0.13)	(0.14)	(0.26)
Distributions from net realized gain	(0.22)	(0.41)	(0.13)	(0.29)	(0.27)	(0.03)
TOTAL DISTRIBUTIONS	(0.31)	(0.57)	(0.29)	(0.42)	(0.41)	(0.29)
Net Asset Value, End of Period	$5.72	$5.74	$6.35	$5.98	$6.07	$6.26
Total Return[1]	5.24%	(0.91)%	11.43%	5.97%	3.68%	13.44%
Ratios to Average Net Assets:
Net expenses	1.81%[2]	1.80%	1.81%	1.80%	1.80%	1.80%
Net investment income	2.83% [2]	2.69%	2.65%	2.25%	2.31%	4.27%
Expense waiver/reimbursement[3]	0.13%[2]	0.13%	0.12%	0.13%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,347,497	$1,472,755	$1,997,389	$2,210,580	$1,592,942	$1,361,583
Portfolio turnover	12%	9%	19%	21%	16%	17%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$5.76	$6.37	$6.00	$6.09	$6.27	$5.80
Income From Investment Operations:
Net investment income	0.11	0.22	0.23	0.19	0.20	0.32
Net realized and unrealized gain (loss)	0.21	(0.20)	0.50	0.20	0.09	0.50
TOTAL FROM INVESTMENT OPERATIONS	0.32	0.02	0.73	0.39	0.29	0.82
Less Distributions:
Distributions from net investment income	(0.12)	(0.22)	(0.23)	(0.19)	(0.20)	(0.32)
Distributions from net realized gain	(0.22)	(0.41)	(0.13)	(0.29)	(0.27)	(0.03)
TOTAL DISTRIBUTIONS	(0.34)	(0.63)	(0.36)	(0.48)	(0.47)	(0.35)
Net Asset Value, End of Period	$5.74	$5.76	$6.37	$6.00	$6.09	$6.27
Total Return[1]	5.75%	0.09%	12.51%	7.01%	4.87%	14.53%
Ratios to Average Net Assets:
Net expenses	0.81%[2]	0.80%	0.81%	0.80%	0.80%	0.80%
Net investment income	3.82%[2]	3.69%	3.64%	3.23%	3.31%	5.29%
Expense waiver/reimbursement[3]	0.13%[2]	0.12%	0.13%	0.13%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,792,633	$7,027,654	$9,293,143	$9,154,739	$5,961,135	$5,750,788
Portfolio turnover	12%	9%	19%	21%	16%	17%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,		Period Ended 10/31/2016[1]
		2018	2017
Net Asset Value, Beginning of Period	$5.76	$6.37	$6.00	$6.23
Income From Investment Operations:
Net investment income	0.11	0.22	0.23	0.06
Net realized and unrealized gain (loss)	0.21	(0.20)	0.50	(0.22)
TOTAL FROM INVESTMENT OPERATIONS	0.32	0.02	0.73	(0.16)
Less Distributions:
Distributions from net investment income	(0.12)	(0.22)	(0.23)	(0.07)
Distributions from net realized gain	(0.22)	(0.41)	(0.13)	—
TOTAL DISTRIBUTIONS	(0.34)	(0.63)	(0.36)	(0.07)
Net Asset Value, End of Period	$5.74	$5.76	$6.37	$6.00
Total Return[2]	5.76%	0.11%	12.53%	(2.61)%
Ratios to Average Net Assets:
Net expenses	0.79%[3]	0.78%	0.79%	0.78%[3]
Net investment income	3.82% [3]	3.69%	3.73%	1.43%[3]
Expense waiver/reimbursement[4]	0.07%[3]	0.07%	0.07%	0.11%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$460,943	$452,251	$242,131	$19,279
Portfolio turnover	12%	9%	19%	21%[5]
1	Reflects operations for the period from June 29, 2016 (commencement of operations) to October 31, 2016.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
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9

Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $92,668,061 of investment in an affiliated holding (identified cost $8,948,236,117)		$10,031,521,176
Cash denominated in foreign currencies (identified cost $1,252,121)		1,256,841
Income receivable		31,742,455
Receivable for shares sold		15,099,567
Other assets		418,000
TOTAL ASSETS		10,080,038,039
Liabilities:
Payable for shares redeemed	$13,924,005
Payable for other service fees (Notes 2 and 5)	1,110,267
Payable for transfer agent fee	1,046,440
Payable for distribution services fee (Note 5)	836,860
Payable for investment adviser fee (Note 5)	203,695
Payable for administrative fees (Note 5)	21,623
Accrued expenses (Note 5)	254,222
TOTAL LIABILITIES		17,397,112
Net assets for 1,756,557,442 shares outstanding		$10,062,640,927
Net Assets Consists of:
Paid-in capital		$8,905,296,756
Total distributable earnings		1,157,344,171
TOTAL NET ASSETS		$10,062,640,927
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10

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,461,567,868 ÷ 256,224,421 shares outstanding), no par value, unlimited shares authorized	$5.70
Offering price per share (100/94.50 of $5.70)	$6.03
Redemption proceeds per share	$5.70
Class C Shares:
Net asset value per share ($1,347,497,197 ÷ 235,779,818 shares outstanding), no par value, unlimited shares authorized	$5.72
Offering price per share	$5.72
Redemption proceeds per share (99.00/100 of $5.72)	$5.66
Institutional Shares:
Net asset value per share ($6,792,632,962 ÷ 1,184,204,208 shares outstanding), no par value, unlimited shares authorized	$5.74
Offering price per share	$5.74
Redemption proceeds per share	$5.74
Class R6 Shares:
Net asset value per share ($460,942,900 ÷ 80,348,995 shares outstanding), no par value, unlimited shares authorized	$5.74
Offering price per share	$5.74
Redemption proceeds per share	$5.74
See Notes which are an integral part of the Financial Statements
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11

Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Dividends (including $1,051,333 received from an affiliated holding* and net of foreign taxes withheld of $2,338,820)			$230,445,560
Expenses:
Investment adviser fee (Note 5)		$37,343,892
Administrative fee (Note 5)		3,972,317
Custodian fees		204,818
Transfer agent fee (Note 2)		4,227,125
Directors'/Trustees' fees (Note 5)		38,134
Auditing fees		12,968
Legal fees		5,611
Distribution services fee (Note 5)		5,147,223
Other service fees (Notes 2 and 5)		3,549,017
Portfolio accounting fees		97,008
Share registration costs		98,904
Printing and postage		212,144
Miscellaneous (Note 5)		54,818
TOTAL EXPENSES		54,963,979
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(3,434,556)
Reimbursement of other operating expenses (Notes 2 and 5)	(2,784,917)
TOTAL WAIVER AND REIMBURSEMENTS		(6,219,473)
Net expenses			48,744,506
Net investment income			181,701,054
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12

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $19,093 on sales of investments in an affiliated holding*) and foreign currency transactions	$75,688,545
Net change in unrealized appreciation of investments, and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $(272) of investments in an affiliated holding*)	267,541,684
Net realized and unrealized gain (loss) on investments and foreign currency transactions	343,230,229
Change in net assets resulting from operations	$524,931,283
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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13

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$181,701,054	$428,909,216
Net realized gain	75,688,545	394,950,618
Net change in unrealized appreciation/depreciation	267,541,684	(834,661,008)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	524,931,283	(10,801,174)
Distributions to Shareholders:
Class A Shares	(88,839,503)	(212,132,521)
Class C Shares	(77,104,817)	(174,186,287)
Institutional Shares	(403,183,336)	(901,695,954)
Class R6 Shares	(26,225,509)	(26,564,384)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(595,353,165)	(1,314,579,146)
Share Transactions:
Proceeds from sale of shares	1,259,066,139	2,871,966,166
Net asset value of shares issued to shareholders in payment of distributions declared	502,682,263	1,111,008,649
Cost of shares redeemed	(2,185,019,642)	(6,034,765,984)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(423,271,240)	(2,051,791,169)
Change in net assets	(493,693,122)	(3,377,171,489)
Net Assets:
Beginning of period	10,556,334,049	13,933,505,538
End of period	$10,062,640,927	$10,556,334,049
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Federated Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
On March 30, 2017, the Fund's T Share Class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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16

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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17

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $6,219,473 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended April 30, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$690,413	$(467,554)
Class C Shares	652,095	(447,715)
Institutional Shares	2,863,016	(1,869,648)
Class R6 Shares	21,601	—
TOTAL	$4,227,125	$(2,784,917)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,833,276
Class C Shares	1,715,741
TOTAL	$3,549,017
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund
Semi-Annual Shareholder Report
18

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	21,585,720	$119,584,813	46,144,895	$271,546,749
Shares issued to shareholders in payment of distributions declared	15,226,431	84,335,368	33,539,550	201,556,976
Shares redeemed	(60,299,598)	(332,693,017)	(178,854,915)	(1,057,339,169)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(23,487,447)	$(128,772,836)	(99,170,470)	$(584,235,444)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	13,353,112	$73,655,910	23,324,540	$138,225,158
Shares issued to shareholders in payment of distributions declared	12,684,556	70,364,637	26,377,999	158,959,316
Shares redeemed	(46,687,698)	(258,450,289)	(107,985,328)	(633,401,260)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(20,650,030)	$(114,429,742)	(58,282,789)	$(336,216,786)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	174,899,061	$972,186,124	349,950,548	$2,078,118,296
Shares issued to shareholders in payment of distributions declared	58,399,298	325,167,113	120,161,836	725,463,126
Shares redeemed	(268,442,894)	(1,487,960,667)	(710,349,398)	(4,174,087,691)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(35,144,535)	$(190,607,430)	(240,237,014)	$(1,370,506,269)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	16,818,392	$93,639,292	65,454,435	$384,075,963
Shares issued to shareholders in payment of distributions declared	4,097,712	22,815,145	4,157,953	25,029,231
Shares redeemed	(19,025,790)	(105,915,669)	(29,168,849)	(169,937,864)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,890,314	$10,538,768	40,443,539	$239,167,330
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(77,391,698)	$(423,271,240)	(357,246,734)	$(2,051,791,169)
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20

4. FEDERAL TAX INFORMATION
At April 30, 2019, the cost of investments for federal tax purposes was $8,948,236,117. The net unrealized appreciation of investments for federal tax purposes was $1,083,285,059. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,439,291,091 and net unrealized depreciation from investments for those securities having an excess of cost over value of $356,006,032.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2019, the Adviser voluntarily waived $3,403,202 of its fee and voluntarily reimbursed $2,784,917 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2019, the Adviser reimbursed $31,354.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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21

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$5,147,223
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2019, FSC retained $404,928 of fees paid by the Fund. For the six months ended April 30, 2019, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2019, FSC retained $142,085 in sales charges from the sale of Class A Shares. FSC also retained $44,963 of CDSC relating to redemptions Class C Shares.
Other Service Fees
For the six months ended April 30, 2019, FSSC received $13,052 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05%, 1.80%, 0.80% and 0.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2020; or (b) the date of the
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Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2019, were as follows:
Purchases	$1,240,590,323
Sales	$2,116,202,172
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2019, the Fund had no outstanding loans. During the six months ended April 30, 2019, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,054.70	$5.40
Class C Shares	$1,000	$1,052.40	$9.21
Institutional Shares	$1,000	$1,057.50	$4.13
Class R6 Shares	$1,000	$1,057.60	$4.03
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.54	$5.31
Class C Shares	$1,000	$1,015.82	$9.05
Institutional Shares	$1,000	$1,020.78	$4.06
Class R6 Shares	$1,000	$1,020.88	$3.96
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.06%
Class C Shares	1.81%
Institutional Shares	0.81%
Class R6 Shares	0.79%
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Evaluation and Approval of Advisory Contract–May 2018
Federated Strategic Value dividend fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Equity Management Company of Pennsylvania (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
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that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer
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group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered relevant by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting
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and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the periods covered by the Evaluation, the Fund's performance for the three-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the one-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be
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competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or
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to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172586
CUSIP 314172578
CUSIP 314172560
CUSIP 31421N881
32939 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2019
Share Class | Ticker	A | GVDSX	C | GVDCX	Institutional | GVDIX	R6 | GVDLX

Federated Global Strategic Value Dividend Fund
Fund Established 2017

A Portfolio of Federated Equity Funds
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Global Strategic Value Dividend Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2018 through April 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At April 30, 2019, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Consumer Staples	20.3%
Financials	17.4%
Utilities	15.8%
Energy	14.6%
Communication Services	14.3%
Health Care	12.7%
Industrials	4.1%
Materials	3.7%
Real Estate	3.1%
Cash Equivalents[2]	1.0%
Other Assets and Liabilities—Net[3]	(7.0)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2019 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—106.0%
	Australia—5.4%
5,170	Amcor Ltd.	$58,424
1,580	Sonic Healthcare Ltd.	28,570
	TOTAL	86,994
	Canada—17.1%
1,070	BCE, Inc.	47,873
494	Canadian Imperial Bank of Commerce	41,597
430	Emera, Inc.	16,148
1,309	Enbridge, Inc.	48,356
770	Fortis, Inc. / Canada	28,462
985	TELUS Corp.	36,287
1,130	TransCanada Corp.	53,932
	TOTAL	272,655
	France—11.0%
825	BNP Paribas SA	43,949
205	Danone SA	16,579
600	Sanofi	52,155
1,055	Scor SA	43,032
350	Total S.A.	19,532
	TOTAL	175,247
	Germany—3.5%
225	Muenchener Rueckversicherungs-Gesellschaft AG	56,360
	Italy—1.8%
4,435	Enel SpA	28,088
	Japan—2.7%
400	Japan Tobacco, Inc.	9,273
1,525	NTT DOCOMO, Inc.	33,094
	TOTAL	42,367
	Singapore—0.6%
4,390	Singapore Telecom Ltd.	10,236
	Switzerland—3.1%
155	Zurich Insurance Group AG	49,546
	United Kingdom—17.1%
2,210	BAE Systems PLC	14,257
6,530	BP PLC	47,480
Semi-Annual Shareholder Report
2

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United Kingdom—continued
585	British American Tobacco PLC	$22,946
2,610	GlaxoSmithKline PLC	53,530
980	Imperial Brands PLC	31,202
2,759	National Grid-SP PLC	30,141
2,280	SSE PLC	34,033
380	Unilever PLC	23,074
9,375	Vodafone Group PLC	17,376
	TOTAL	274,039
	United States—43.7%
868	AbbVie, Inc.	68,911
235	Altria Group, Inc.	12,768
150	American Electric Power Co., Inc.	12,833
1,839	AT&T, Inc.	56,935
195	Chevron Corp.	23,412
140	Crown Castle International Corp.	17,609
145	Digital Realty Trust, Inc.	17,068
555	Dominion Energy, Inc.	43,218
335	Duke Energy Corp.	30,525
240	Exxon Mobil Corp.	19,267
341	General Mills, Inc.	17,551
150	Kimberly-Clark Corp.	19,257
380	Occidental Petroleum Corp.	22,374
405	Omega Healthcare Investors	14,333
490	PepsiCo, Inc.	62,744
370	Philip Morris International, Inc.	32,027
190	PNC Financial Services Group	26,017
920	PPL Corp.	28,713
175	Procter & Gamble Co.	18,634
1,130	Regions Financial Corp.	17,549
1,180	The Coca-Cola Co.	57,891
485	United Parcel Service, Inc.	51,517
460	Verizon Communications, Inc.	26,307
	TOTAL	697,460
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,676,823)	$1,692,992
Semi-Annual Shareholder Report
3

Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—1.0%
16,110	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.520%[1] (IDENTIFIED COST $16,113)	$16,113
	TOTAL INVESTMENT IN SECURITIES—107.0% (IDENTIFIED COST $1,692,936)[2]	1,709,105
	OTHER ASSETS AND LIABILITIES—NET—(7.0)%[3]	(111,300)
	TOTAL NET ASSETS—100%	$1,597,805
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2018	109,153
Purchases/Additions	280,534
Sales/Reductions	(373,577)
Balance of Shares Held 4/30/2019	16,110
Value	$16,113
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$2
Dividend Income	$198
1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
4

The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$697,460	$—	$—	$697,460
International	272,655	722,877	—	995,532
Investment Company	16,113	—	—	16,113
TOTAL SECURITIES	$986,228	$722,877	$—	$1,709,105
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018	Period Ended 10/31/2017[1]
Net Asset Value, Beginning of Period	$4.96	$5.37	$5.00
Income From Investment Operations:
Net investment income (loss)	0.10	0.20[2]	0.13[2]
Net realized and unrealized gain (loss)	0.22	(0.33)	0.35
TOTAL FROM INVESTMENT OPERATIONS	0.32	(0.13)	0.48
Less Distributions:
Distributions from net investment income	(0.11)	(0.19)	(0.11)
Distributions from net realized gain	(0.05)	(0.09)	—
TOTAL DISTRIBUTIONS	(0.16)	(0.28)	(0.11)
Net Asset Value, End of Period	$5.12	$4.96	$5.37
Total Return[3]	6.58%	(2.67)%	9.73%
Ratios to Average Net Assets:
Net expenses	1.13%[4]	1.11%	1.10%[4]
Net investment income	3.98%[4]	3.84%	3.22%[4]
Expense waiver/reimbursement[5]	17.61%[4]	15.35%	19.52%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$244	$389	$137
Portfolio turnover	18%	25%	23%
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to October 31, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018	Period Ended 10/31/2017[1]
Net Asset Value, Beginning of Period	$4.96	$5.37	$5.00
Income From Investment Operations:
Net investment income (loss)	0.06	0.16[2]	0.10[2]
Net realized and unrealized gain (loss)	0.24	(0.33)	0.37
TOTAL FROM INVESTMENT OPERATIONS	0.30	(0.17)	0.47
Less Distributions:
Distributions from net investment income	(0.09)	(0.15)	(0.10)
Distributions from net realized gain	(0.05)	(0.09)	—
TOTAL DISTRIBUTIONS	(0.14)	(0.24)	(0.10)
Net Asset Value, End of Period	$5.12	$4.96	$5.37
Total Return[3]	6.09%	(3.39)%	9.36%
Ratios to Average Net Assets:
Net expenses	1.91%[4]	1.86%	1.85%[4]
Net investment income	3.10%[4]	3.18%	2.47%[4]
Expense waiver/reimbursement[5]	16.87%[4]	15.04%	18.50%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$26	$130	$133
Portfolio turnover	18%	25%	23%
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to October 31, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018	Period Ended 10/31/2017[1]
Net Asset Value, Beginning of Period	$4.96	$5.37	$5.00
Income From Investment Operations:
Net investment income (loss)	0.11	0.21[2]	0.13[2]
Net realized and unrealized gain (loss)	0.22	(0.33)	0.36
TOTAL FROM INVESTMENT OPERATIONS	0.33	(0.12)	0.49
Less Distributions:
Distributions from net investment income	(0.12)	(0.20)	(0.12)
Distributions from net realized gain	(0.05)	(0.09)	—
TOTAL DISTRIBUTIONS	(0.17)	(0.29)	(0.12)
Net Asset Value, End of Period	$5.12	$4.96	$5.37
Total Return[3]	6.72%	(2.45)%	9.90%
Ratios to Average Net Assets:
Net expenses	0.89%[4]	0.86%	0.85%[4]
Net investment income	4.28%[4]	4.04%	3.20%[4]
Expense waiver/reimbursement[5]	17.27%[4]	15.39%	18.08%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$183	$295	$139
Portfolio turnover	18%	25%	23%
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to October 31, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018	Period Ended 10/31/2017[1]
Net Asset Value, Beginning of Period	$4.96	$5.37	$5.00
Income From Investment Operations:
Net investment income (loss)	0.11	0.21[2]	0.15[2]
Net realized and unrealized gain (loss)	0.22	(0.33)	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.33	(0.12)	0.49
Less Distributions:
Distributions from net investment income	(0.12)	(0.20)	(0.12)
Distributions from net realized gain	(0.05)	(0.09)	—
TOTAL DISTRIBUTION	(0.17)	(0.29)	(0.12)
Net Asset Value, End of Period	$5.12	$4.96	$5.37
Total Return[3]	6.72%	(2.44)%	9.90%
Ratios to Average Net Assets:
Net expenses	0.87%[4]	0.85%	0.84%[4]
Net investment income	4.33%[4]	4.05%	3.82%[4]
Expense waiver/reimbursement[5]	17.65%[4]	15.34%	22.67%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,144	$1,072	$1,099
Portfolio turnover	18%	25%	23%
1	Reflects operations for the period from January 30, 2017 (date of initial investment) to October 31, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $16,113 of investment in an affiliated holding (identified cost $1,692,936)		$1,709,105
Prepaid expenses		16,086
Income receivable		9,947
TOTAL ASSETS		1,735,138
Liabilities:
Payable for portfolio accounting fees	$72,696
Payable to adviser (Note 5)	48,153
Payable for auditing fees	16,359
Payable for other service fees (Notes 2 and 5)	125
TOTAL LIABILITIES		137,333
Net assets for 312,131 shares outstanding		$1,597,805
Net Assets Consists of:
Paid-in capital		$1,614,501
Total distributable earnings (loss)		(16,696)
TOTAL NET ASSETS		$1,597,805
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($244,346 ÷ 47,740 shares outstanding) no par value, unlimited shares authorized		$5.12
Offering price per share (100/94.50 of $5.12)		$5.42
Redemption proceeds per share		$5.12
Class C Shares:
Net asset value per share ($26,238 ÷ 5,122 shares outstanding) no par value, unlimited shares authorized		$5.12
Offering price per share		$5.12
Redemption proceeds per share (99.00/100 of $5.12)		$5.07
Institutional Shares:
Net asset value per share ($183,133 ÷ 35,750 shares outstanding) no par value, unlimited shares authorized		$5.12
Offering price per share		$5.12
Redemption proceeds per share		$5.12
Class R6 Shares:
Net asset value per share ($1,144,088 ÷ 223,519 shares outstanding) no par value, unlimited shares authorized		$5.12
Offering price per share		$5.12
Redemption proceeds per share		$5.12
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Dividends (including $198 received from an affiliated holding* and net of foreign taxes withheld of $2,770)			$42,204
Expenses:
Investment adviser fee (Note 5)		$6,123
Administrative fee (Note 5)		1,027
Custodian fees		6,995
Transfer agent fees (Note 2)		4,061
Directors'/Trustees' fees (Note 5)		353
Auditing fees		16,359
Legal fees		5,298
Distribution services fee (Note 5)		226
Other service fees (Notes 2 and 5)		422
Portfolio accounting fees		70,919
Share registration costs		27,849
Printing and postage		8,006
Miscellaneous (Note 5)		3,527
TOTAL EXPENSES		151,165
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(6,123)
Reimbursement of other operating expenses (Notes 2 and 5)	(137,262)
TOTAL WAIVERS AND REIMBURSEMENTS		(143,385)
Net expenses			7,780
Net investment income			34,424
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments (including net realized gain of $2 on sales of investments in an affiliated holding*) and foreign currency translations			(33,098)
Net change in unrealized depreciation of investments, and translation of assets and liabilities in foreign currency			100,327
Net realized and unrealized gain on investments and foreign currency transactions			67,229
Change in net assets resulting from operations			$101,653
* See information listed after the Fund's Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$34,424	$67,534
Net realized gain (loss)	(33,098)	16,150
Net change in unrealized appreciation/depreciation	100,327	(132,810)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	101,653	(49,126)
Distributions to Shareholders:
Class A Shares	(9,146)	(14,301)
Class B Shares	(2,145)	(10,170)
Institutional Shares	(7,640)	(7,947)
Class R6 Shares	(36,136)	(60,172)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(55,067)	(92,590)
Share Transactions:
Proceeds from sale of shares	127,631	670,638
Net asset value of shares issued to shareholders in payment of distributions declared	54,500	90,559
Cost of shares redeemed	(516,806)	(241,984)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(334,675)	519,213
Change in net assets	(288,089)	377,497
Net Assets:
Beginning of period	1,885,894	1,508,397
End of period	$1,597,805	$1,885,894
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated Global Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation. The Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares commenced operations on January 30, 2017.
Effective August 1, 2018 an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
13

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
14

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
15

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $143,385 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$813	$(145)
Class C Shares	157	(12)
Institutional Shares	515	(16)
Class R6 Shares	2,576	—
TOTAL	$4,061	$(173)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$347
Class C Shares	75
TOTAL	$422
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2017 through 2018 remain subject to examination by the Fund's major tax jurisdictions which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2019, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,733	$28,740	60,636	$315,614
Shares issued to shareholders in payment of distributions declared	1,857	9,143	2,745	14,296
Shares redeemed	(38,242)	(190,474)	(10,542)	(54,157)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(30,652)	$(152,591)	52,839	$275,753

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	152	$780	32,113	$175,001
Shares issued to shareholders in payment of distributions declared	355	1,757	1,556	8,156
Shares redeemed	(21,583)	(106,027)	(32,190)	(166,031)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(21,076)	$(103,490)	1,479	$17,126

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	19,674	$98,111	36,281	$180,023
Shares issued to shareholders in payment of distributions declared	1,511	7,468	1,522	7,941
Shares redeemed	(44,889)	(220,305)	(4,231)	(21,796)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(23,704)	$(114,726)	33,572	$166,168
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	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	—	—	—	—
Shares issued to shareholders in payment of distributions declared	7,328	36,132	11,516	60,166
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	7,328	$36,132	11,516	$60,166
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(68,104)	$(334,675)	99,406	$519,213
4. FEDERAL TAX INFORMATION
At April 30, 2019, the cost of investments for federal tax purposes was $1,692,936. The net unrealized appreciation of investments for federal tax purposes was $16,169. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $97,431 and net unrealized depreciation from investments for those securities having an excess of cost over value of $81,262.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2019, the Adviser voluntarily waived $6,115 of its fee and voluntarily reimbursed $173 of transfer agent fees and $137,089 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2019, the Adviser reimbursed $8.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100	on assets up to $50 billion
0.075	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the annualized fee paid to FAS was 0.126% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$226
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2019, FSC retained $19 of fees paid by the Fund. For the six months ended April 30, 2019, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2019, the Fund did not have CDSC.
Other Service Fees
For the six months ended April 30, 2019, FSSC received $91 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.10%, 1.89%, 0.85% and 0.84% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2020;
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or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of April 30, 2019, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2019, were as follows:
Purchases	$318,248
Sales	$688,020
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. Line of cREDT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporary the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2019, the Fund has no outstanding loans. During the six months ended April 30, 2019, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,065.80	$5.79
Class C Shares	$1,000	$1,060.90	$9.76
Institutional Shares	$1,000	$1,067.20	$4.56
Class R6 Shares	$1,000	$1,067.20	$4.46
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.20	$5.66
Class C Shares	$1,000	$1,015.30	$9.54
Institutional Shares	$1,000	$1,020.40	$4.46
Class R6 Shares	$1,000	$1,020.50	$4.36
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class C Shares	1.91%
Institutional Shares	0.89%
Class R6 Shares	0.87%
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Evaluation and Approval of Advisory Contract–May 2018
FEDERATED GLOBAL STRATEGIC VALUE DIVIDEND FUND (THE “FUND”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Equity Management Company of Pennsylvania (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
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that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer
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group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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It was noted in the materials for the Board meeting that the period covered by the CCO Fee Evaluation Report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day
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management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be
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competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or
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to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
32

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
33

Federated Global Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421N865
CUSIP 31421N857
CUSIP 31421N840
CUSIP 31421N832
Q453255 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 24, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 24, 2019